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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-07142
-----------------------------------------------------------------

                                  GE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  12/31/04
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

GE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)

                                                                                        NUMBER OF
                                                                                         SHARES                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 94.6%
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 12.2%
Carnival Corp.                                                                           133,764               $7,708,819
Comcast Corp. (Class A)                                                                   13,205                  439,462 (a)
Comcast Corp. (Class A) (Special)                                                        380,664               12,501,006 (a)
eBay Inc.                                                                                 14,113                1,641,060 (a)
Family Dollar Stores Inc.                                                                 65,041                2,031,230
Harley-Davidson Inc.                                                                      13,499                  820,064
Home Depot Inc.                                                                          161,990                6,923,453
Liberty Media Corp. (Series A)                                                         1,288,923               14,152,375 (a)
Liberty Media International Inc. (Series A)                                               63,217                2,922,522 (a)
Lowe's Cos. Inc.                                                                         109,331                6,296,372
News Corp. (Class A)                                                                     122,720                2,289,955 (j)
Omnicom Group                                                                             51,849                4,371,908
Target Corp.                                                                             228,566               11,869,432
Time Warner Inc.                                                                         291,950                5,675,508 (a)
Tribune Co.                                                                               73,632                3,102,853
Viacom Inc. (Class B)                                                                    221,901                8,074,977
                                                                                                               90,820,996

CONSUMER STAPLES - 9.6%
Altria Group Inc.                                                                          9,916                  605,868
Anheuser-Busch Cos. Inc.                                                                  87,131                4,420,156 (h)
Avon Products Inc.                                                                        16,567                  641,143
Clorox Co.                                                                               154,504                9,104,921
Colgate-Palmolive Co.                                                                    154,627                7,910,717
HJ Heinz Co.                                                                              40,866                1,593,365
Kellogg Co.                                                                               91,217                4,073,751
Kimberly-Clark Corp.                                                                     127,628                8,399,199
PepsiCo Inc.                                                                             326,066               17,020,645
Procter & Gamble Co.                                                                     102,777                5,660,957
Sara Lee Corp.                                                                           165,671                3,999,298
Wal-Mart Stores Inc.                                                                     160,689                8,487,593
                                                                                                               71,917,613

ENERGY - 7.5%
Burlington Resources Inc.                                                                190,424                8,283,444
ConocoPhillips Co.                                                                        40,497                3,516,355
EnCana Corp.                                                                              55,838                3,186,116
Exxon Mobil Corp.                                                                        548,937               28,138,511 (h)
Nabors Industries Ltd.                                                                    55,604                2,851,929 (a)
Occidental Petroleum Corp.                                                                14,113                  823,635
Schlumberger Ltd.                                                                        138,833                9,294,869
                                                                                                               56,094,859

FINANCIALS - 19.8%
AFLAC Inc.                                                                                41,725                1,662,324
Allstate Corp.                                                                           147,754                7,641,837
American International Group Inc.                                                        259,306               17,028,625
Bank of America Corp.                                                                    385,708               18,124,419
Berkshire Hathaway Inc. (Class B)                                                          1,240                3,640,640 (a)
Chubb Corp.                                                                               27,366                2,104,445
Citigroup Inc.                                                                           518,245               24,969,044
Federal Home Loan Mortgage Corp.                                                          39,213                2,889,998
Federal National Mortgage Assoc.                                                         181,588               12,930,882
Hartford Financial Services Group Inc.                                                    33,134                2,296,518
HCC Insurance Holdings Inc.                                                               33,134                1,097,398
JP Morgan Chase & Co.                                                                    127,518                4,974,477
Marsh & McLennan Cos. Inc.                                                                24,139                  794,173
MBNA Corp.                                                                               106,766                3,009,734
Mellon Financial Corp.                                                                   168,371                5,238,022
Merrill Lynch & Co. Inc.                                                                  55,837                3,337,378
Morgan Stanley                                                                           134,992                7,494,756
Principal Financial Group                                                                 77,944                3,191,027
Prudential Financial Inc.                                                                 46,020                2,529,259
SLM Corp.                                                                                 18,408                  982,803
State Street Corp.                                                                       257,920               12,669,030 (e)
US Bancorp                                                                                64,428                2,017,885
Wachovia Corp.                                                                            66,894                3,518,624
Wells Fargo & Co.                                                                         65,348                4,061,378
                                                                                                              148,204,676

HEALTHCARE - 12.5%
Abbott Laboratories                                                                      349,542               16,306,134
Amgen Inc.                                                                                37,184                2,385,354 (a)
Cardinal Health Inc.                                                                      36,202                2,105,146 (h)
DENTSPLY International Inc.                                                               14,001                  786,856
GlaxoSmithKline PLC. ADR                                                                  88,902                4,213,066 (j)
HCA Inc.                                                                                  64,428                2,574,543
Johnson & Johnson                                                                        231,351               14,672,280
Lincare Holdings Inc.                                                                    125,788                5,364,858 (a)
Medtronic Inc.                                                                            22,090                1,097,210
Merck & Co. Inc.                                                                          67,496                2,169,321
Pfizer Inc.                                                                              910,935               24,495,042
Smith & Nephew PLC. ADR                                                                   11,008                  569,774 (j)
UnitedHealth Group Inc.                                                                   65,557                5,770,983
Wyeth                                                                                    254,545               10,841,072 (h)
                                                                                                               93,351,639

INDUSTRIALS - 8.4%
Burlington Northern Santa Fe Corp.                                                        80,381                3,802,825
Corinthian Colleges Inc.                                                                  30,287                  570,759 (a,j)
Danaher Corp.                                                                             27,244                1,564,078
Deere & Co.                                                                               74,859                5,569,510
Dover Corp.                                                                              175,489                7,360,009 (h)
Eaton Corp.                                                                               49,333                3,569,736
Emerson Electric Co.                                                                      22,028                1,544,163
General Dynamics Corp.                                                                    27,919                2,920,327
Northrop Grumman Corp.                                                                   108,914                5,920,565
Paccar Inc.                                                                               17,917                1,441,960
Pitney Bowes Inc.                                                                         11,842                  548,048
Southwest Airlines Co.                                                                   141,127                2,297,548
3M Co.                                                                                    25,464                2,089,831
Tyco International Ltd.                                                                  296,697               10,603,951
Union Pacific Corp.                                                                       29,453                1,980,714
United Technologies Corp.                                                                 66,158                6,837,429
Waste Management Inc.                                                                    127,015                3,802,829
                                                                                                               62,424,282

INFORMATION TECHNOLOGY - 15.7%
Analog Devices Inc.                                                                      146,220                5,398,442
Applied Materials Inc.                                                                   181,625                3,105,788 (a)
Automatic Data Processing Inc.                                                            96,899                4,297,471
BMC Software Inc.                                                                         71,570                1,331,202 (a)
Certegy Inc.                                                                              74,859                2,659,740
Checkfree Corp.                                                                           22,685                  863,845 (a)
Cisco Systems Inc.                                                                       459,793                8,874,005 (a)
Dell Inc.                                                                                189,111                7,969,138 (a)
EMC Corp.                                                                                132,316                1,967,539 (a)
First Data Corp.                                                                         385,008               16,378,240
Intel Corp.                                                                              342,498                8,011,028
International Business Machines Corp.                                                    109,625               10,806,833
Intuit Inc.                                                                              106,766                4,698,772 (a)
Microsoft Corp.                                                                          876,831               23,420,156
Molex Inc. (Class A)                                                                     196,008                5,223,613
Oracle Corp.                                                                             616,580                8,459,478 (a)
Paychex Inc.                                                                              19,267                  656,619
Unisys Corp.                                                                             187,184                1,905,533 (a)
Yahoo! Inc.                                                                               41,847                1,576,795 (a)
                                                                                                              117,604,237

MATERIALS - 3.3%
Alcoa Inc.                                                                                83,682                2,629,288
Barrick Gold Corp.                                                                        81,609                1,976,570 (j)
Freeport-McMoRan Copper & Gold Inc. (Class B)                                             58,292                2,228,503 (j)
Monsanto Co.                                                                              34,975                1,942,861
Neenah Paper Inc.                                                                            869                   28,329 (a)
Newmont Mining Corp.                                                                      91,991                4,085,320
Praxair Inc.                                                                             120,327                5,312,437
Rohm & Haas Co.                                                                           58,292                2,578,255
Weyerhaeuser Co.                                                                          61,360                4,124,619
                                                                                                               24,906,182

TELECOMMUNICATION SERVICES - 3.2%
Sprint Corp.                                                                             166,776                4,144,384
Verizon Communications Inc.                                                              122,720                4,971,387
Vodafone Group PLC. ADR                                                                  532,860               14,589,707 (j)
                                                                                                               23,705,478

UTILITIES - 2.4%
Dominion Resources Inc.                                                                   88,972                6,026,963
Entergy Corp.                                                                             71,669                4,844,108
Exelon Corp.                                                                              42,952                1,892,895
PG&E Corp.                                                                               129,469                4,308,728 (a)
PPL Corp.                                                                                 18,408                  980,778
                                                                                                               18,053,472

TOTAL COMMON STOCK
(COST $616,176,069)                                                                                           707,083,434

----------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUND - 3.3%
----------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                                        172,456                5,265,082
Industrial Select Sector SPDR Fund                                                       636,932               19,789,477

TOTAL EXCHANGE TRADED FUNDS
(COST $21,497,857)                                                                                             25,054,559

TOTAL INVESTMENTS IN SECURITIES
(COST $637,673,926)                                                                                           732,137,993

----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -  3.7%
----------------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund                                                        14,419,346               14,419,346(l)
State Street Navigator Securities Lending Prime Portfolio                             12,462,216               12,462,216(e,p)

                                                                                     PRINCIPAL
                                                                                      AMOUNT                       VALUE
----------------------------------------------------------------------------------------------------------------------------------
TIME DEPOSIT - 0.1%
State Street Corp.
2.19%                                                             01/03/05           $485,000                     485,000(e)

TOTAL SHORT-TERM INVESTMENTS
(COST $27,366,562)                                                                                             27,366,562

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.6)%                                                           (12,079,757)

                                                                                                             ------------
TOTAL NET ASSET - 100.0%                                                                                     $747,424,798
                                                                                                             ============


----------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------------------------------------------------------------

The GE U.S. Equity Fund had the following short futures contracts open at December 31, 2004:

                                            EXPIRATION       NUMBER OF          CURRENT
DESCRIPTION                                    DATE           CONTRACTS      NOTIONAL VALUE        UNREALIZED DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                       March 2005             4           $(1,213,700)               $(1,125)


GE VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS  - DECEMBER 31, 2004 (UNAUDITED)


                                                     NUMBER OF
                                                      SHARES                         VALUE
------------------------------------------------------------------------------------------------
COMMON STOCK -  94.9%

CONSUMER DISCRETIONARY - 8.7%
Comcast Corp. (Class A)                                 1,615                    $    53,747 (a)
Comcast Corp. (Class A) (Special)                      16,145                        530,202 (a)
Family Dollar Stores Inc.                               3,152                         98,437
Liberty Media Corp. (Series A)                         44,661                        490,378 (a)
Liberty Media International Inc. (Series A)             2,014                         93,107 (a)
Lowe's Cos. Inc.                                       12,246                        705,247
News Corp. (Class A)                                   18,009                        336,048
Omnicom Group                                           7,608                        641,507
Target Corp.                                           18,187                        944,451 (h)
Time Warner Inc.                                       42,842                        832,848 (a)
Tribune Co.                                            10,804                        455,281
Viacom Inc. (Class B)                                   7,756                        282,241
                                                                                   5,463,494

CONSUMER STAPLES - 11.3%
Altria Group Inc.                                       1,481                         90,489
Anheuser-Busch Cos. Inc.                               12,786                        648,634
Avon Products Inc.                                      2,454                         94,970
Clorox Co.                                             16,928                        997,567
Colgate-Palmolive Co.                                   4,322                        221,113
HJ Heinz Co.                                            5,997                        233,823
Kellogg Co.                                             9,184                        410,157
Kimberly-Clark Corp.                                   15,037                        989,585
Pepsi Bottling Group Inc.                               3,241                         87,637
PepsiCo Inc.                                           25,031                      1,306,618 (h)
Procter & Gamble Co.                                   15,082                        830,717
Sara Lee Corp.                                         24,312                        586,892
Wal-Mart Stores Inc.                                   10,085                        532,690 (h)
                                                                                   7,030,892

ENERGY - 8.0%
Burlington Resources Inc.                              15,919                        692,477
ConocoPhillips Co.                                      5,943                        516,031
EnCana Corp.                                            8,194                        467,550
Exxon Mobil Corp.                                      46,051                      2,360,574
Nabors Industries Ltd.                                  2,746                        140,842 (a)
Occidental Petroleum Corp.                              5,403                        315,319
Schlumberger Ltd.                                       7,564                        506,410
                                                                                   4,999,203

FINANCIALS - 20.4%
Allstate Corp.                                         16,208                        838,278
American International Group Inc.                      19,359                      1,271,305 (h)
Bank of America Corp.                                  30,975                      1,455,515
Blackrock Inc. (Class A)                                4,862                        375,638
Chubb Corp.                                             3,151                        242,312
CIT Group Inc.                                          2,724                        124,814
Citigroup Inc.                                         35,116                      1,691,889
Federal Home Loan Mortgage Corp.                        5,403                        398,201
Federal National Mortgage Assoc.                       10,085                        718,153
Hartford Financial Services Group Inc.                  4,863                        337,055
JP Morgan Chase & Co.                                  13,056                        509,314
Marsh & McLennan Cos. Inc.                              3,542                        116,532
MBNA Corp.                                             11,615                        327,427
Mellon Financial Corp.                                 13,867                        431,402
Merrill Lynch & Co. Inc.                                1,272                         76,027
Morgan Stanley                                         19,809                      1,099,796
Principal Financial Group                               8,457                        346,229
Prudential Financial Inc.                               6,753                        371,145
Rayonier Inc. (REIT)                                    2,431                        118,900
SLM Corp.                                               2,881                        153,816
State Street Corp.                                     11,706                        574,999 (e)
US Bancorp                                              9,454                        296,099
Wachovia Corp.                                          2,163                        113,774
Waddell & Reed Financial Inc. (Class A)                 6,222                        148,644
Wells Fargo & Co.                                       9,590                        596,019
                                                                                  12,733,283

HEALTHCARE - 10.9%
Abbott Laboratories                                    31,623                      1,475,213 (h)
Aetna Inc.                                              1,441                        179,765
GlaxoSmithKline PLC. ADR                               13,053                        618,582
HCA Inc.                                                9,454                        377,782
Johnson & Johnson                                      12,158                        771,060
Medco Health Solutions Inc.                             2,251                         93,642 (a)
Merck & Co. Inc.                                        9,938                        319,407
Pfizer Inc.                                            68,792                      1,849,817
UnitedHealth Group Inc.                                 7,066                        622,020
Wyeth                                                  11,256                        479,393
                                                                                   6,786,681

INDUSTRIALS - 10.1%
Avery Dennison Corp.                                      733                         43,958
Burlington Northern Santa Fe Corp.                     11,796                        558,069
Caterpillar Inc.                                        1,261                        122,960
Deere & Co.                                            10,985                        817,284
Eaton Corp.                                             2,521                        182,420
Emerson Electric Co.                                    3,233                        226,633
General Dynamics Corp.                                  4,097                        428,546
Honeywell International Inc.                            9,815                        347,549
ITT Industries Inc.                                     2,701                        228,099
Northrop Grumman Corp.                                 15,982                        868,782
Pitney Bowes Inc.                                       1,769                         81,869
Rockwell Collins Inc.                                   4,052                        159,811
3M Co.                                                  3,736                        306,614
Tyco International Ltd.                                25,842                        923,593
Union Pacific Corp.                                     4,322                        290,655
United Technologies Corp.                               7,203                        744,430
                                                                                   6,331,272

INFORMATION TECHNOLOGY - 11.8%
Analog Devices Inc.                                    14,866                        548,853
Applied Materials Inc.                                 15,307                        261,750 (a)
BMC Software Inc.                                      10,503                        195,356 (a)
Cisco Systems Inc.                                     21,005                        405,396 (a)
Dell Inc.                                               2,971                        125,198 (a)
EMC Corp.                                              16,747                        249,028 (a)
First Data Corp.                                       12,606                        536,259
Freescale Semiconductor Inc. (Class B)                    576                         10,575 (a)
Hewlett-Packard Co.                                    11,255                        236,017
Intel Corp.                                            27,913                        652,885
International Business Machines Corp.                  11,886                      1,171,722
Intuit Inc.                                             1,833                         80,670 (a)
Microsoft Corp.                                        59,428                      1,587,322
Motorola Inc.                                           5,132                         88,270
Novell Inc.                                             3,636                         24,543 (a)
Oracle Corp.                                           54,614                        749,304 (a)
Siebel Systems Inc.                                     8,554                         89,817 (a)
Texas Instruments Inc.                                  2,565                         63,150
Unisys Corp.                                           27,468                        279,624 (a)
                                                                                   7,355,739

MATERIALS - 6.5%
Alcan Inc.                                              4,232                        207,537
Alcoa Inc.                                             12,280                        385,838
Barrick Gold Corp.                                     11,976                        290,059
Dow Chemical Co.                                        5,060                        250,521
Freeport-McMoRan Copper & Gold Inc. (Class B)           8,554                        327,019
International Paper Co.                                 7,205                        302,610
MeadWestvaco Corp.                                      3,152                        106,821
Monsanto Co.                                            5,133                        285,138
Newmont Mining Corp.                                    7,924                        351,905
Praxair Inc.                                           12,533                        553,332
Rohm & Haas Co.                                         8,554                        378,343
Weyerhaeuser Co.                                        9,004                        605,249
                                                                                   4,044,372

TELECOMMUNICATION SERVICES - 2.6%
Sprint Corp.                                           16,280                        404,558
Verizon Communications Inc.                            18,008                        729,504 (h)
Vodafone Group PLC. ADR                                18,639                        510,336
                                                                                   1,644,398

UTILITIES - 4.6%
American Electric Power Co. Inc.                        9,905                        340,138
Constellation Energy Group Inc.                         8,103                        354,182
Dominion Resources Inc.                                13,056                        884,413
Entergy Corp.                                           8,284                        559,915
Exelon Corp.                                            6,303                        277,773
PG&E Corp.                                             14,317                        476,470 (a)
                                                                                   2,892,891

TOTAL COMMON STOCK
(COST $50,718,564)                                                                59,282,225
                                                                              ---------------
EXCHANGE TRADED FUNDS - 3.4%

Financial Select Sector SPDR Fund                      13,822                        421,986
Industrial Select Sector SPDR Fund                     53,730                      1,669,391

TOTAL EXCHANGE TRADED FUNDS                                                        2,091,377
(COST $1,791,159)


TOTAL INVESTMENTS IN SECURITIES                                                   61,373,602
(COST $52,509,723)

SHORT-TERM INVESTMENTS - 1.5%
------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund                        937,483                        937,483 (l)
(COST $937,483)


OTHER ASSETS AND LIABILITIES - 0.2%                                                  137,147

                                                                                 -----------
NET ASSETS - 100%                                                                $62,448,232
                                                                                 ===========



OTHER INFORMATION:
------------------------------------------------------------------------------------------------

The GE Value Equity Fund had the following long futures contract open at
December 31, 2004:
                                                                CURRENT
                              EXPIRATION        NUMBER OF       NOTIONAL         UNREALIZED
DESCRIPTION                      DATE           CONTRACTS         VALUE         APPRECIATION
---------------------------------------------------------------------------------------------
S&P 500 Index Futures           March 2005          1           $303,425           $3,750


GE SMALL-CAP VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS  - DECEMBER 31, 2004 (UNAUDITED)


                                                  NUMBER OF SHARES                     VALUE
---------------------------------------------------------------------------------------------------
COMMON STOCK - 100.2%

AUTOS & TRANSPORTATION - 5.9%
Fleetwood Enterprises Inc.                             78,800                     $  1,060,648 (a,j)
Genesee & Wyoming Inc. (Class A)                       81,187                        2,283,790 (a)
Goodyear Tire & Rubber Co.                             73,400                        1,076,044 (a,j)
Oshkosh Truck Corp.                                    13,200                          902,616
RailAmerica Inc.                                       41,600                          542,880 (a,j)
                                                                                     5,865,978

CONSUMER DISCRETIONARY - 13.7%
ADESA Inc.                                             69,800                        1,481,156
American Eagle Outfitters                              25,700                        1,210,470 (j)
Arbitron Inc.                                           3,600                          141,048 (a)
Brinker International Inc.                             15,300                          536,571 (a)
Citadel Broadcasting Corp.                             32,000                          517,760 (a,j)
Cumulus Media Inc. (Class A)                           20,900                          315,172 (a)
Dave & Buster's Inc.                                   34,800                          702,960 (a)
infoUSA Inc.                                           86,900                          972,411 (a)
Journal Register Co.                                   24,300                          469,719 (a)
Linens 'N Things Inc.                                  44,900                        1,113,520 (a)
Marvel Enterprises Inc.                                 9,500                          194,560 (a,j)
Rare Hospitality International Inc.                    16,700                          532,062 (a)
Regent Communications Inc.                             98,100                          519,930 (a)
School Specialty Inc.                                  13,300                          512,848 (a)
Talbots Inc.                                           30,000                          816,900
TeleTech Holdings Inc.                                101,700                          985,473 (a,j)
Timberland Co. (Class A)                                7,900                          495,093 (a)
Triarc Cos. (Class A)                                  18,200                          236,600 (j)
Triarc Cos. (Class B) (Series 1)                       67,400                          826,324 (j)
Warnaco Group Inc.                                     51,300                        1,108,080 (a)
                                                                                    13,688,657

CONSUMER STAPLES - 2.0%
Gold Kist Inc.                                         45,700                          622,434 (a)
Smithfield Foods Inc.                                  47,200                        1,396,648 (a)
                                                                                     2,019,082

ENERGY - 3.7%
Chesapeake Energy Corp.                                59,800                          986,700
Hydril Company LP                                      13,000                          591,630 (a)
Oil States International Inc.                          61,700                        1,190,193 (a)
St. Mary Land & Exploration Co.                        23,100                          964,194
                                                                                     3,732,717

FINANCIALS - 24.0%
Advance America Cash Advance Centers Inc.              20,700                          474,030 (a)
BISYS Group Inc.                                       87,600                        1,441,020 (a)
Cullen/Frost Bankers Inc.                              25,500                        1,239,300
Digital Insight Corp.                                  10,300                          189,520 (a)
Greater Bay Bancorp                                    12,200                          340,136 (j)
HCC Insurance Holdings Inc.                            37,800                        1,251,936
Hilb Rogal & Hobbs Co.                                 43,400                        1,572,816 (j)
Interactive Data Corp.                                 70,200                        1,526,148 (a)
MoneyGram International Inc.                           83,100                        1,756,734
NCO Group Inc.                                         47,900                        1,238,215 (a)
Platinum Underwriters Holdings Ltd.                    40,400                        1,256,440
Raymond James Financial Inc.                           43,050                        1,333,689
Sandy Spring Bancorp Inc.                              28,500                        1,092,405 (j)
Sky Financial Group Inc.                               55,900                        1,602,653
Sterling Bancorp                                       50,760                        1,433,970 (j)
W Holding Co. Inc.                                     67,830                        1,556,020
Waddell & Reed Financial Inc. (Class A)                68,800                        1,643,632
Webster Financial Corp.                                34,100                        1,726,824
Westamerica Bancorp                                    23,700                        1,381,947 (j)
                                                                                    24,057,435

HEALTHCARE - 12.8%
Centene Corp.                                         104,500                        2,962,575 (a)
Computer Programs & Systems Inc.                       46,300                        1,071,845 (j)
Immunicon Corp.                                        59,900                          418,102 (a,j)
Kensey Nash Corp.                                      10,800                          372,924 (a,j)
KV Pharmaceutical Co. (Class A)                        91,600                        2,019,780 (a,j)
Medical Action Industries Inc.                         37,800                          744,660 (a)
Noven Pharmaceuticals Inc.                             86,300                        1,472,278 (a)
Santarus Inc.                                          58,200                          527,292 (a,j)
The Cooper Companies Inc.                              32,700                        2,308,293
Thoratec Corp.                                         87,700                          913,834 (a,j)
                                                                                    12,811,583

MATERIALS & PROCESSING - 7.4%
Comfort Systems U.S.A. Inc.                           111,000                          852,480 (a)
EnerSys                                                28,200                          430,050 (a)
Harsco Corp.                                           26,100                        1,454,814
Mueller Industries Inc.                                38,000                        1,223,600
Packaging Corp. of America                             52,600                        1,238,730
Quanta Services Inc.                                  154,900                        1,239,200 (a,j)
Spartech Corp.                                         36,300                          983,367
                                                                                     7,422,241

PRODUCER DURABLES - 9.5%
Itron Inc.                                             47,400                        1,133,334 (a,j)
Manitowoc Co.                                          48,100                        1,810,965
Mine Safety Appliances Co.                              4,300                          218,010
Photon Dynamics Inc.                                   39,100                          949,348 (a)
Rudolph Technologies Inc.                              49,200                          844,764 (a)
Semitool Inc.                                          48,200                          447,296 (a,j)
Standard-Pacific Corp.                                 25,200                        1,616,328
Teledyne Technologies Inc.                             40,300                        1,186,029 (a)
Woodward Governor Co.                                  18,700                        1,339,107
                                                                                     9,545,181

REAL ESTATE INVESTMENT TRUST - 5.0%
BioMed Realty Trust Inc.                               61,100                        1,357,031
Federal Realty Investment Trust                        35,200                        1,818,080
Kramont Realty Trust                                    2,700                           63,180
Omega Healthcare Investors Inc.                        97,000                        1,144,600
The Mills Corp.                                         9,300                          592,968
                                                                                     4,975,859

TECHNOLOGY - 15.7%
CSG Systems International                              29,200                          546,040 (a)
DRS Technologies Inc.                                  70,500                        3,011,055 (a)
EDO Corp.                                              19,600                          622,300
Intergraph Corp.                                       50,200                        1,351,886 (a)
Intermagnetics General Corp.                           52,750                        1,340,378 (a)
Manhattan Associates Inc.                              29,700                          709,236 (a,j)
Micros Systems Inc.                                    23,900                        1,865,634 (a)
Mobility Electronics Inc.                             111,800                          959,244 (a,j)
Omnivision Technologies Inc.                           25,800                          473,430 (a,j)
Parametric Technology Corp.                           284,800                        1,677,472 (a,j)
Varian Inc.                                            41,000                        1,681,410 (a)
Websense Inc.                                          29,000                        1,470,880 (a,j)
                                                                                    15,708,965

UTILITIES - 0.5%
Idacorp Inc.                                           17,000                          519,690

TOTAL INVESTMENTS IN SECURITIES
(COST $82,083,422)                                                                 100,347,388



SHORT-TERM INVESTMENTS - 15.4%
------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund                      1,016,890                        1,016,890 (l)
State Street Navigator Security Lending
  Prime Portfolio                                  14,441,609                       14,441,609 (e,p)

TOTAL SHORT-TERM INVESTMENTS
(COST $15,458,499)                                                                  15,458,499

LIABILITIES IN EXCESS OF OTHER ASSETS, NET (15.6)%                                 (15,627,759)


                                                                                  ------------
NET ASSETS - 100.0%                                                               $100,178,128
                                                                                  ============

OTHER INFORMATION
----------------------------------------------------------------------------------------------

The Small Cap Fund had the following written option contracts open at December
31, 2004:

CALL OPTIONS                                   EXPIRATION DATE/       NUMBER OF
                                                 STRIKE PRICE         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------
Micro Systems Inc.
 (Written Option Premium $76,304)                Jan 22 / 75.00           239          (109,940)



GE GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004
(UNAUDITED)


                                                  NUMBER OF
                                                   SHARES                 VALUE
--------------------------------------------------------------------------------------
COMMON STOCK - 96.5%

BRAZIL - 1.8%
Cia Vale do Rio Doce ADR                           20,048           $    488,770 (a)
Empresa Brasileira de Aeronautica S.A. ADR         13,358                446,692
                                                                         935,462

CANADA - 2.9%
Alcan Inc.                                          7,381                362,227 (j)
Angiotech Pharmaceuticals Inc.                     12,211                225,293 (a)
Ivanhoe Mines Ltd.                                  1,796                 12,966 (a)
Nortel Networks Corp.                             261,185                906,839 (a)
                                                                       1,507,325

CHINA - 0.8%
Huaneng Power International Inc.                  580,000                432,797 (j)

FINLAND - 2.1%
Nokia Oyj                                          54,920                867,433
Stora Enso Oyj (Series R)                          15,824                242,404
                                                                       1,109,837

FRANCE - 6.5%
BNP Paribas                                         8,597                622,836 (j)
Carrefour S.A.                                     15,326                729,948 (j)
Lagardere S.C.A. (Regd.)                            4,439                320,390 (j)
Sanofi-Aventis                                      5,109                408,331
Total S.A.                                          4,770              1,041,918 (j)
Veolia Environnement                                7,241                262,101 (j)
                                                                       3,385,524

GERMANY - 1.9%
BASF AG                                               598                 43,080
E.ON AG                                             8,385                764,304
Siemens AG (Regd.)                                  2,262                191,795 (j)
                                                                         999,179

INDIA - 0.5%
Reliance Industries Ltd. GDR                        9,287                237,933 (b)

ITALY - 4.4%
Banca Intesa S.p.A.                               138,964                668,659
Ente Nazionale Idrocarburi S.p.A.                  27,328                684,222 (j)
Riunione Adriatica di Sicurta S.p.A.               11,918                269,560
Telecom Italia S.p.A                              114,850                373,102
UniCredito Italiano S.p.A.                         54,636                314,137
                                                                       2,309,680

JAPAN - 7.5%
Aiful Corp.                                         4,400                483,927
Asahi Glass Co. Ltd.                               40,000                441,105
Canon Inc.                                         13,000                701,571 (j)
Chugai Pharmaceutical Co. Ltd.                     24,100                398,413 (j)
Honda Motor Co. Ltd.                                4,000                207,280
Hoya Corp.                                          5,300                598,429
SECOM Co. Ltd.                                      8,000                320,094
SMC Corp.                                           6,813                779,901
                                                                       3,930,720

MALAYSIA - 0.1%
Malaysia International Shipping Corp. BHD           9,967                 40,130

MEXICO - 0.5%
America Movil S.A. de C.V. ADR (Series L)           4,522                236,727

NETHERLANDS - 0.9%
Koninklijke Philips Electronics N.V.               18,285                484,899

RUSSIA - 0.3%
LUKOIL ADR                                          1,283                157,168

SOUTH KOREA - 1.5%
POSCO                                               1,480                267,349
Samsung Electronics Co. Ltd.                        1,120                487,403
                                                                         754,752
SPAIN - 2.7%
Banco Santander Central Hispano S.A. (Regd.)       51,766                642,413
Telefonica S.A.                                    40,612                765,098 (h)
                                                                       1,407,511

SWEDEN - 0.5%
Sandvik AB                                          6,331                255,321

SWITZERLAND - 3.2%
Nestle S.A. (Regd.)                                 2,521                659,570
Novartis AG (Regd.)                                13,563                683,458
Roche Holding AG                                    2,998                345,122
                                                                       1,688,150

TAIWAN - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.       277,997                443,006


UNITED KINGDOM - 15.6%
BG Group PLC.                                      45,849                311,611 (h)
BHP Billiton PLC.                                  92,689              1,086,408
Brambles Industries PLC.                          107,449                536,874 (h)
Diageo PLC.                                        35,154                501,467
GlaxoSmithKline PLC.                               28,726                673,946
Kingfisher PLC.                                    91,995                547,085
Lloyds TSB Group PLC.                              18,799                170,716
National Grid Transco PLC.                         28,520                271,588
Rio Tinto PLC. (Regd.)                             20,090                591,291
Royal Bank of Scotland Group PLC.                  11,622                390,925
Smith & Nephew PLC.                                98,869              1,011,734
Smiths Group PLC.                                  44,838                707,615
Vodafone Group PLC.                               497,953              1,350,379 (h)
                                                                       8,151,639

UNITED STATES - 41.9%
Allstate Corp.                                        616                 31,860
American Express Co.                                9,027                508,852
American International Group Inc.                  11,663                765,909
Amgen Inc.                                          5,643                361,998 (a)
Bank of America Corp.                              17,842                838,396
Citigroup Inc.                                     26,517              1,277,589 (h)
Colgate-Palmolive Co.                              14,116                722,175
Comcast Corp. (Class A) (Special)                  22,268                731,281 (a)
Dominion Resources Inc.                            11,298                765,327
Eaton Corp.                                           540                 39,074
Exxon Mobil Corp.                                  12,666                649,259
Federal National Mortgage Assoc.                    5,402                384,676
First Data Corp.                                   23,931              1,018,025
Goldman Sachs Group Inc.                            5,663                589,179
Intel Corp.                                        17,423                407,524
Johnson & Johnson                                  14,358                910,584
MBNA Corp.                                         18,127                511,000
Mellon Financial Corp.                             17,899                556,838
Merck & Co. Inc.                                    3,975                127,757
Microsoft Corp.                                    46,539              1,243,057
PepsiCo Inc.                                       17,207                898,205
Pfizer Inc.                                        40,576              1,091,089
Praxair Inc.                                       12,133                535,672
Sara Lee Corp.                                     15,622                377,115
Schlumberger Ltd.                                  10,518                704,180
State Street Corp.                                 13,556                665,871 (e)
Target Corp.                                       20,141              1,045,922
The St. Paul Travelers Cos. Inc.                   12,957                480,316
Tyco International Ltd.                            11,552                412,868
United Technologies Corp.                           9,978              1,031,226
UnitedHealth Group Inc.                               497                 43,751
Viacom Inc. (Class B)                              19,150                696,869
Wal-Mart Stores Inc.                               16,381                865,244
Wyeth                                              13,349                568,534
                                                                      21,857,222

TOTAL COMMON STOCK
(COST $42,200,989)                                                    50,324,982


EXCHANGE TRADED FUNDS - 2.0%
-----------------------------------------------------------------------------------------

UNITED STATES
Financial Select Sector SPDR Fund                   6,716                205,039
Industrial Select Sector SPDR Fund                 26,129                811,828
TOTAL EXCHANGE TRADED FUNDS
(COST $872,304)                                                        1,016,867

TOTAL INVESTMENT IN SECURITIES
(COST $43,073,293)                                                    51,341,849


SHORT-TERM INVESTMENTS - 9.7%
-----------------------------------------------------------------------------------------

GEI Short Term Investment Fund                    446,556                446,556 (l)
State Street Navigator Securities
   Lending Prime                                4,617,492              4,617,492 (e,p)
Portfolio

TOTAL SHORT-TERM INVESTMENTS
(COST $5,064,048)                                                      5,064,048

LIABILITIES IN EXCESS OF OTHER
  ASSETS, NET - (8.2)%                                                (4,271,551)

                                                                     -----------
NET ASSETS - 100%                                                    $52,134,346
                                                                     ===========

OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Global Equity Fund had the following long futures contracts open at December 31, 2004:

                                                          NUMBER OF     CURRENT NOTIONAL     UNREALIZED
DESCRIPTION                            EXPIRATION DATE    CONTRACTS          VALUE          APPRECIATION
--------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures           March  2005          2             $ 80,141          $   27
FTSE 100 Index Futures                   March  2005          1               92,107           1,104
S & P 500 Index Futures                  March  2005          1              303,425           2,550
Topix Index Futures                      March  2005          1              111,984           4,587
                                                                                              ------
                                                                                              $8,268
                                                                                              ======


The GE Global Equity Fund was invested in the following sectors at December 31, 2004:

SECTOR                                        PERCENTAGE
                                           (BASED ON MARKET
                                                VALUE)
----------------------------------------------------------
Financials                                      18.40%
Healthcare                                      12.14%
Information Technology                          11.83%
Industrials                                     10.66%
Short-Term                                       8.98%
Consumer Staples                                 8.43%
Consumer Discretionary                           7.15%
Energy                                           6.71%
Materials                                        6.44%
Telecommunication Services                       4.83%
Utilities                                        4.43%


GE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004
(UNAUDITED)

                                                     NUMBER OF                VALUE
                                                      SHARES
------------------------------------------------------------------------------------------
COMMON STOCK - 95.3%

BRAZIL - 3.4%
Aracruz Celulose S.A. ADR                              12,512            $   471,702
Cia Vale do Rio Doce ADR                               22,252                542,504 (a)
Cia Vale do Rio Doce ADR                               43,757              1,269,391
Empresa Brasileira de Aeronautica S.A. ADR             29,287                979,357
                                                                           3,262,954

CANADA - 2.7%
Abitibi-Consolidated Inc.                              13,717                 94,564
Alcan Inc.                                             24,679              1,211,138 (j)
Bank of Nova Scotia                                     3,084                104,761 (j)
Manulife Financial Corp.                                8,385                387,705 (j)
Nortel Networks Corp.                                 225,508                782,968 (a)
                                                                           2,581,136

CHINA - 2.0%
China Petroleum & Chemical Corp.                    2,402,000                981,171 (h)
Huaneng Power International Inc.                    1,176,415                877,843 (h,j)
                                                                           1,859,014

DENMARK - 0.4%
Group 4 Securicor PLC.                                136,540                369,260 (a)

FINLAND - 1.5%
Nokia Oyj                                              54,709                864,100
Sampo Oyj (Series A)                                   41,140                568,142
                                                                           1,432,242

FRANCE - 12.1%
Accor S.A.                                             12,478                546,305 (h,j)
AXA S.A.                                               43,785              1,081,978 (j)
BNP Paribas                                            24,106              1,746,432 (j)
Carrefour S.A.                                         15,982                761,192 (j)
Credit Agricole S.A.                                   28,310                854,264 (j)
Lagardere S.C.A. (Regd.)                               17,274              1,246,771 (h,j)
LVMH Moet Hennessy Louis Vuitton S.A.                   5,625                430,840 (j)
Renault S.A.                                           10,326                863,892 (j)
Sanofi-Aventis                                          9,630                769,667
Total S.A.                                             10,589              2,312,970 (j)
Veolia Environnement                                   23,772                860,471 (j)
                                                                          11,474,782

GERMANY - 5.7%
Allianz AG (Regd.)                                      2,933                389,100
BASF AG                                                13,474                970,670
Bayerische Motoren Werke AG                            12,382                558,764
DaimlerChrysler AG (Regd.)                              8,484                406,614
E.ON AG                                                16,514              1,505,272 (h)
Schering AG                                             3,081                230,374
Siemens AG (Regd.)                                     16,383              1,389,115 (j)
                                                                           5,449,909

HONG KONG - 1.1%
Sun Hung Kai Properties Ltd. (REIT)                   105,370              1,054,012

INDIA - 0.3%
Reliance Industries Ltd. GDR                            9,519                243,877 (b)
Tata Motors Ltd. ADR                                    4,200                 50,064 (a,j)
                                                                             293,941

IRELAND - 1.0%
Bank of Ireland                                        57,060                943,890 (h)

ISRAEL - 0.2%
Teva Pharmaceutical Industries Ltd. ADR                 5,277                157,571

ITALY - 6.1%
Banca Intesa S.p.A.                                   158,970                764,923
Ente Nazionale Idrocarburi S.p.A.                      68,712              1,720,368 (h,j)
Mediaset S.p.A.                                         9,437                119,678
Riunione Adriatica di Sicurta S.p.A.                   39,481                892,978 (h)
Telecom Italia S.p.A                                  397,721              1,292,039
UniCredito Italiano S.p.A.                            168,969                971,509 (j)
                                                                           5,761,495

JAPAN - 13.6%
Acom Co. Ltd.                                          16,362              1,224,715
Aiful Corp.                                             4,100                450,932
Asahi Breweries Ltd.                                    7,800                 96,596 (j)
Asahi Glass Co. Ltd.                                   98,005              1,080,762 (h,j)
Canon Inc.                                             20,500              1,106,324 (h,j)
Chugai Pharmaceutical Co. Ltd.                         48,000                793,520 (j)
Daikin Industries Ltd.                                 37,000              1,068,801
Honda Motor Co. Ltd.                                   10,100                523,382
Hoya Corp.                                              8,400                948,453 (j)
JSR Corp.                                              15,800                346,160
Komatsu Ltd.                                          173,000              1,210,510 (h)
Lawson Inc.                                             9,099                335,652
Mitsubishi Estate Co. Ltd. (REIT)                      51,000                597,248 (j)
Mitsui & Co. Ltd.                                      79,000                708,510 (j)
Mitsui OSK Lines Ltd.                                  91,132                546,952
Mitsui Sumitomo Insurance Co. Ltd.                     58,000                503,757
Nissan Motor Co. Ltd.                                  19,100                207,645
Sharp Corp.                                             5,000                 81,634
SMC Corp.                                               6,719                769,141
Toto Ltd.                                              36,000                343,593
                                                                          12,944,287

MALAYSIA - 0.2%
Malaysia International Shipping Corp. BHD              55,130                221,971

MEXICO - 1.0%
America Movil S.A. de C.V. ADR (Series L)              10,444                546,743
Grupo Televisa S.A. ADR                                 6,093                368,627
                                                                             915,370

NETHERLANDS - 2.5%
Aegon N.V.                                             25,318                345,167
ING Groep N.V.                                         27,048                818,389
Koninklijke Philips Electronics N.V.                   43,653              1,157,632 (h)
                                                                           2,321,188

NORWAY - 0.2%
Statoil ASA                                            13,122                205,822

RUSSIA - 0.8%
LUKOIL ADR                                              2,490                302,286 (b)
LUKOIL ADR                                              1,535                188,038
MMC Norilsk Nickel ADR                                  4,629                256,910 (j)
                                                                             747,234

SOUTH KOREA - 2.2%
Kookmin Bank                                           13,146                514,309
POSCO                                                   1,310                236,640
Samsung Electronics Co. Ltd.                            3,170              1,379,526 (h)
                                                                           2,130,475

SPAIN - 3.9%
ACS Actividades de Construccion y Servicios S.A.       20,016                457,073
Banco Santander Central Hispano S.A. (Regd.)           85,438              1,060,281 (h,j)
Grupo Ferrovial S.A.                                    1,511                 80,756 (j)
Telefonica S.A.                                       111,049              2,092,074 (h)
Telefonica S.A. ADR                                       954                 53,901
                                                                           3,744,085

SWEDEN - 3.4%
Sandvik AB                                             27,564              1,111,619
Skandinaviska Enskilda Banken AB (Series A)            10,168                196,615
Svenska Handelsbanken                                  36,625                953,460 (h)
Telefonaktiebolaget LM Ericsson (Series B)            291,096                928,648
                                                                           3,190,342

SWITZERLAND - 7.1%
ABB Ltd. (Regd.)                                       96,305                537,804
Adecco S.A.                                            10,099                508,458
Credit Suisse Group (Regd.)                            33,433              1,405,415 (a,h)
Holcim Ltd.                                             1,517                 91,386
Nestle S.A. (Regd.)                                     5,268              1,378,269 (h)
Novartis AG (Regd.)                                    26,375              1,329,072 (h)
Roche Holding AG                                       12,473              1,435,859
                                                                           6,686,263

TAIWAN - 2.2%
China Steel Corp. ADR                                  13,146                293,813 (b)
Taiwan Semiconductor Manufacturing Co. Ltd.         1,143,479              1,822,205
                                                                           2,116,018

UNITED KINGDOM - 21.7%
BG Group PLC.                                          79,910                543,104
BHP Billiton PLC.                                     212,790              2,494,112 (h)
Brambles Industries PLC.                              286,819              1,433,104 (h)
Diageo PLC.                                            65,545                934,991
Exel PLC.                                               7,657                106,286
GlaxoSmithKline PLC.                                   91,824              2,154,301 (h)
Kingfisher PLC.                                       122,990                731,409
Lloyds TSB Group PLC.                                  56,583                513,838
National Grid Transco PLC.                             19,904                189,540
Prudential PLC.                                        30,791                267,794
Rank Group PLC.                                        94,765                480,320
Reed Elsevier PLC.                                    118,546              1,093,602 (h)
Rio Tinto PLC. (Regd.)                                 33,861                996,600
Royal Bank of Scotland Group PLC.                      59,453              1,999,801
Smith & Nephew PLC.                                   123,234              1,261,063 (h)
Smiths Group PLC.                                     109,109              1,721,914 (h)
Tesco PLC.                                            266,559              1,646,611 (h)
Vodafone Group PLC.                                   744,671              2,019,444 (h)
                                                                          20,587,834
TOTAL COMMON STOCK
(COST $72,199,155)                                                        90,451,095

SHORT-TERM INVESTMENTS - 20.1%

GEI Short Term Investment Fund                      3,924,818              3,924,818 (l)
State Street Navigator Securities Lending Prime    15,135,157             15,135,157 (e,p)
Portfolio

TOTAL SHORT-TERM INVESTMENTS
(COST $19,059,975)                                                        19,059,975

LIABILITIES IN EXCESS OF OTHER ASSETS, NET -                             (14,633,772)
(15.4)%

                                                                         -----------
NET ASSETS - 100.0%                                                      $94,877,298
                                                                         ===========


OTHER INFORMATION

The GE International Equity Fund had the following long futures contracts open at December 31, 2004:

                                                         NUMBER OF          CURRENT NOTIONAL      UNREALIZED
DESCRIPTION                          EXPIRATION DATE     CONTRACTS                VALUE           APPRECIATION
---------------------------------------------------------------------------------------------------------------
Dj Euro Stoxx 50 Index Futures          March 2005           30                 $1,202,120          $10,493
Ftse 100 Index Futures                  March 2005           9                     828,966           10,982
Topix Index Futures                     March 2005           6                     671,904           15,078
                                                                                                    --------
                                                                                                    $36,553
                                                                                                    ========


The GE International Equity Fund was invested in the following sectors at December 31, 2004:

SECTOR                              PERCENTAGE
                                    (BASED ON
                                  MARKET VALUE)

Financial                            18.82%
Short Term                           17.41%
Industrials                          13.37%
Materials                             8.47%
Consumer Discretionary                8.10%
Healthcare                            7.43%
Information Technology                7.15%
Energy                                5.93%
Telecommunication Services            5.48%
Consumer Staples                      4.71%
Utilities                             3.13%


GE PREMIER GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS  - DECEMBER 31, 2004 (UNAUDITED)

                                                    NUMBER OF
                                                     SHARES                           VALUE
-------------------------------------------------------------------------------------------------
COMMON STOCK - 96.0%

CONSUMER DISCRETIONARY - 18.0%
Carnival Corp.                                        525,078                     $  30,260,245
Comcast Corp. (Class A) (Special)                     713,313                        23,425,199 (a)
Home Depot Inc.                                       554,799                        23,712,109
IAC/InterActiveCorp.                                  515,171                        14,229,023 (a,j)
Liberty Media Corp. (Series A)                      2,575,852                        28,282,855 (a)
Liberty Media International Inc. (Series A)           237,771                        10,992,153 (a)
                                                                                    130,901,584

ENERGY - 3.0%
Schlumberger Ltd.                                     326,935                        21,888,298

FINANCIALS - 20.2%
AFLAC Inc.                                            483,468                        19,261,365
American Express Co.                                  277,399                        15,636,982
American International Group Inc.                     342,787                        22,510,822
Citigroup Inc.                                        356,656                        17,183,686
Federal Home Loan Mortgage Corp.                       99,071                         7,301,533
Federal National Mortgage Assoc.                      227,864                        16,226,195
SLM Corp.                                             435,913                        23,273,395
State Street Corp.                                    525,078                        25,791,831 (e)
                                                                                    147,185,809

HEALTHCARE - 21.6%
Amgen Inc.                                            277,399                        17,795,146 (a)
DENTSPLY International Inc.                           187,990                        10,565,038
Johnson & Johnson                                     356,656                        22,619,123
Lincare Holdings Inc.                                 386,378                        16,479,022 (a,j)
Medtronic Inc.                                        237,771                        11,810,086
Pfizer Inc.                                           703,406                        18,914,587
UnitedHealth Group Inc.                               336,842                        29,652,201
Wyeth                                                 346,749                        14,768,040
Zimmer Holdings Inc.                                  178,328                        14,287,639 (a)
                                                                                    156,890,882

INDUSTRIALS - 3.4%
Dover Corp.                                           584,520                        24,514,769


INFORMATION TECHNOLOGY - 24.5%
Certegy Inc.                                          307,121                        10,912,009
Cisco Systems Inc.                                    861,920                        16,635,056 (a)
Dell Inc.                                             495,356                        20,874,302 (a,h)
First Data Corp.                                      634,056                        26,972,742 (h)
Intel Corp.                                           326,935                         7,647,010
Intuit Inc.                                           495,356                        21,800,618 (a)
Microsoft Corp.                                       842,106                        22,492,651 (h)
Molex Inc. (Class A)                                  911,455                        24,290,276 (h,j)
Paychex Inc.                                          406,192                        13,843,023 (j)
Yahoo! Inc.                                           336,842                        12,692,207 (a)
                                                                                    178,159,894

MATERIALS - 1.1%
Monsanto Co.                                          142,663                         7,924,930

TELECOMMUNICATION SERVICES - 4.2%
Vodafone Group PLC. ADR                             1,129,412                        30,923,301


TOTAL COMMON STOCK
(COST $614,256,778)                                                                 698,389,467

SHORT-TERM INVESTMENTS - 4.3%

GEI Short Term Investment Fund                     27,436,172                        27,436,172 (l)
State Street Navigator Securities
   Lending Prime Portfolio                          3,690,632                         3,690,632 (e,p)

TOTAL SHORT-TERM INVESTMENTS
(COST $31,126,804)                                                                   31,126,804

LIABILITIES IN EXCESS OF OTHER
  ASSETS, NET (0.3%)                                                                 (2,361,794)

NET ASSETS - 100.0%                                                                $727,154,477
                                                                                   ============


GE STRATEGIC INVESTMENT FUND

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004
(UNAUDITED)


                                                                                  NUMBER OF SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 52.6%

CONSUMER DISCRETIONARY - 9.8%
Carnival Corp.                                                                          86,549            $  4,987,819
Comcast Corp. (Class A) (Special)                                                      130,221               4,276,458 (a)
eBay Inc.                                                                                9,131               1,061,753 (a)
Family Dollar Stores Inc.                                                               15,087                 471,167
Harley-Davidson Inc.                                                                     8,734                 530,590
Home Depot Inc.                                                                        104,812               4,479,665
Liberty Media Corp. (Series A)                                                         534,619               5,870,117 (a)
Liberty Media International Inc. (Series A)                                             32,158               1,486,664 (a)
Target Corp.                                                                            42,036               2,182,929
Viacom Inc. (Class B)                                                                   71,248               2,592,715
                                                                                                            27,939,877

CONSUMER STAPLES - 2.7%
Clorox Co.                                                                              12,307                 725,252
Colgate-Palmolive Co.                                                                   55,979               2,863,886
PepsiCo Inc.                                                                            63,522               3,315,848
Wal-Mart Stores Inc.                                                                    16,746                 884,524
                                                                                                             7,789,510

ENERGY - 3.8%
Burlington Resources Inc.                                                               37,764               1,642,734
Exxon Mobil Corp.                                                                       97,967               5,021,788
Nabors Industries Ltd.                                                                  23,868               1,224,190 (a)
Schlumberger Ltd.                                                                       44,172               2,957,315
                                                                                                            10,846,027

FINANCIALS - 11.9%
AFLAC Inc.                                                                              26,997               1,075,560 (h)
Alleghany Corp.                                                                          1,110                 316,628 (a)
American International Group Inc.                                                       82,420               5,412,521 (h)
Bank of America Corp.                                                                   80,991               3,805,767
Berkshire Hathaway Inc. (Class B)                                                          695               2,040,520 (a)
Citigroup Inc.                                                                         135,779               6,541,832 (h)
Federal National Mortgage Assoc.                                                        73,027               5,200,253
HCC Insurance Holdings Inc.                                                             21,601                 715,425
JP Morgan Chase & Co.                                                                   24,940                 972,909
MBNA Corp.                                                                              33,349                 940,108
Mellon Financial Corp.                                                                  26,362                 820,122
Merrill Lynch & Co. Inc.                                                                14,293                 854,293
SLM Corp.                                                                               11,910                 635,875
State Street Corp.                                                                      90,257               4,433,424 (e)
                                                                                                            33,765,237

HEALTHCARE - 8.1%
Abbott Laboratories                                                                     69,819               3,257,056 (h)
Amgen Inc.                                                                               7,940                 509,351 (a)
Cardinal Health Inc.                                                                    23,424               1,362,106
DENTSPLY International Inc.                                                              8,640                 485,568
Johnson & Johnson                                                                       73,384               4,654,013
Lincare Holdings Inc.                                                                   81,388               3,471,198 (a)
Pfizer Inc.                                                                            197,713               5,316,503
Wyeth                                                                                   92,623               3,944,814
                                                                                                            23,000,609

INDUSTRIALS - 3.7%
Corinthian Colleges Inc.                                                                19,597                 369,305 (a,j)
Dover Corp.                                                                             89,328               3,746,416
Southwest Airlines Co.                                                                  91,313               1,486,576
Tyco International Ltd.                                                                 34,356               1,227,883
United Technologies Corp.                                                               11,045               1,141,501
Waste Management Inc.                                                                   82,182               2,460,529
                                                                                                            10,432,210

INFORMATION TECHNOLOGY - 12.6%
Applied Materials Inc.                                                                  50,024                 855,410 (a)
Automatic Data Processing Inc.                                                          62,696               2,780,568
Certegy Inc.                                                                            48,436               1,720,931 (j)
Checkfree Corp.                                                                         14,678                 558,938 (a)
Cisco Systems Inc.                                                                     128,632               2,482,598 (a)
Dell Inc.                                                                               78,371               3,302,554 (a)
EMC Corp.                                                                               35,731                 531,320 (a)
First Data Corp.                                                                       147,475               6,273,587
Intel Corp.                                                                             98,531               2,304,640
International Business Machines Corp.                                                   18,525               1,826,195
Intuit Inc.                                                                             53,200               2,341,332 (a)
Microsoft Corp.                                                                        192,949               5,153,668
Molex Inc. (Class A)                                                                   126,822               3,379,806
Oracle Corp.                                                                            75,163               1,031,236 (a)
Paychex Inc.                                                                            12,466                 424,841
Yahoo! Inc.                                                                             27,076               1,020,224 (a)
                                                                                                            35,987,848

TOTAL DOMESTIC EQUITY
(COST $130,153,752)                                                                                        149,761,318


FOREIGN EQUITY - 19.2%

CONSUMER DISCRETIONARY - 1.7%
Accor S.A.                                                                               6,711                 293,817 (j)
Bayerische Motoren Werke AG                                                              6,660                 300,546
DaimlerChrysler AG (Regd.)                                                               4,563                 218,691
Grupo Televisa S.A. ADR                                                                  3,277                 198,258
Honda Motor Co. Ltd.                                                                     5,500                 285,010
Kingfisher PLC.                                                                         66,151                 393,393
Koninklijke Philips Electronics N.V.                                                    23,479                 622,639
Lagardere S.C.A. (Regd.)                                                                 9,291                 670,589 (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                                    3,025                 231,696 (j)
Mediaset S.p.A.                                                                          5,076                  64,373 (j)
Nissan Motor Co. Ltd.                                                                   10,300                 111,976 (j)
Rank Group PLC.                                                                         50,969                 258,338
Reed Elsevier PLC.                                                                      63,760                 588,194
Renault S.A.                                                                             5,554                 464,658
Sharp Corp.                                                                              3,000                  48,980
Tata Motors Ltd. ADR                                                                     2,562                  30,539 (a,j)
                                                                                                             4,781,697

CONSUMER STAPLES - 1.0%
Asahi Breweries Ltd.                                                                     4,200                  52,013 (j)
Carrefour S.A.                                                                           8,596                 409,411 (j)
Diageo PLC.                                                                             35,254                 502,894
Lawson Inc.                                                                              4,900                 180,755
Nestle S.A. (Regd.)                                                                      2,833                 741,199
Tesco PLC.                                                                             143,370                 885,637
                                                                                                             2,771,909

ENERGY - 1.2%
BG Group PLC.                                                                           42,980                 292,111
China Petroleum & Chemical Corp.                                                     1,292,000                 527,757
Ente Nazionale Idrocarburi S.p.A.                                                       36,930                 924,630 (j)
LUKOIL ADR                                                                               1,833                 222,526 (b)
LUKOIL ADR                                                                                 331                  40,548 (j)
Statoil ASA                                                                              7,054                 110,644
Total S.A.                                                                               5,695               1,243,967 (j)
                                                                                                             3,362,183

FINANCIALS - 3.9%
Acom Co. Ltd.                                                                            8,814                 659,738
Aegon N.V.                                                                              13,617                 185,644
Aiful Corp.                                                                              2,200                 241,963
Allianz AG (Regd.)                                                                       1,578                 209,342
AXA S.A.                                                                                23,550                 581,948 (j)
Banca Intesa S.p.A.                                                                     85,565                 411,717
Banco Santander Central Hispano S.A. (Regd.)                                            45,953                 570,274 (j)
Bank of Ireland                                                                         32,344                 535,037
Bank of Nova Scotia                                                                      1,659                  56,355
BNP Paribas                                                                             12,966                 939,361 (j)
Credit Agricole S.A.                                                                    15,227                 459,480 (j)
Credit Suisse Group (Regd.)                                                             17,981                 755,863 (a)
ING Groep N.V.                                                                          14,548                 440,177
Kookmin Bank                                                                             7,062                 276,286
Lloyds TSB Group PLC.                                                                   31,737                 288,208
Manulife Financial Corp.                                                                 4,510                 208,533 (j)
Mitsubishi Estate Co. Ltd. (REIT)                                                       28,000                 327,901 (j)
Mitsui Sumitomo Insurance Co. Ltd.                                                      31,000                 269,249
Prudential PLC.                                                                         17,495                 152,157
Riunione Adriatica di Sicurta S.p.A.                                                    21,235                 480,291
Royal Bank of Scotland Group PLC.                                                       31,977               1,075,600
Sampo Oyj (Series A)                                                                    22,128                 305,587
Skandinaviska Enskilda Banken AB (Series A)                                              5,469                 105,752
Sun Hung Kai Properties Ltd. (REIT)                                                     57,441                 574,580
Svenska Handelsbanken                                                                   19,699                 512,825
UniCredito Italiano S.p.A.                                                              90,880                 522,526
                                                                                                            11,146,394

HEALTHCARE - 1.5%
Chugai Pharmaceutical Co. Ltd.                                                          25,800                 426,517 (j)
GlaxoSmithKline PLC.                                                                    49,388               1,158,702
Novartis AG (Regd.)                                                                     14,186                 714,852
Roche Holding AG                                                                         6,708                 772,208
Sanofi-Aventis                                                                           5,533                 442,219
Schering AG                                                                              2,020                 151,040
Smith & Nephew PLC.                                                                     66,282                 678,269
Teva Pharmaceutical Industries Ltd. ADR                                                  2,838                  84,743 (j)
                                                                                                             4,428,550

INDUSTRIALS - 2.9%
ABB Ltd. (Regd.)                                                                        51,798                 289,260
ACS Actividades de Construccion y
  Servicios S.A.                                                                        10,766                 245,846
Adecco S.A.                                                                              5,623                 283,103
Asahi Glass Co. Ltd.                                                                    53,003                 584,497 (j)
Brambles Industries PLC.                                                               154,267                 770,802
Daikin Industries Ltd.                                                                  20,000                 577,730
Empresa Brasileira de Aeronautica S.A. ADR                                              15,752                 526,747 (j)
Exel PLC.                                                                                5,119                  71,056
Group 4 Securicor PLC.                                                                  73,438                 198,606 (a)
Grupo Ferrovial S.A.                                                                       813                  43,451 (j)
Komatsu Ltd.                                                                            93,000                 650,737
Malaysia International Shipping Corp. BHD                                               29,631                 119,304
Mitsui & Co. Ltd.                                                                       43,000                 385,645
Mitsui OSK Lines Ltd.                                                                   48,544                 291,349
Reliance Industries Ltd. GDR                                                             9,877                 253,049 (b)
Sandvik AB                                                                              14,830                 598,074
Siemens AG (Regd.)                                                                       8,811                 747,085 (j)
SMC Corp.                                                                                3,597                 411,758
Smiths Group PLC.                                                                       58,685                 926,143
Toto Ltd.                                                                               19,000                 181,341
                                                                                                             8,155,583

INFORMATION TECHNOLOGY - 1.5%
Canon Inc.                                                                              11,000                 593,637 (j)
Hoya Corp.                                                                               4,500                 508,100 (j)
Nokia Oyj                                                                               29,406                 464,453
Nortel Networks Corp.                                                                  121,294                 421,135 (a)
Samsung Electronics Co. Ltd.                                                             1,700                 739,809
Taiwan Semiconductor Manufacturing Co. Ltd.                                            614,598                 979,400
Telefonaktiebolaget LM Ericsson (Series B)                                             156,567                 499,476
                                                                                                             4,206,010

MATERIALS - 1.8%
Abitibi-Consolidated Inc.                                                                7,879                  54,317
Alcan Inc.                                                                              13,274                 651,430 (j)
Aracruz Celulose S.A. ADR                                                                6,730                 253,721 (j)
BASF AG                                                                                  7,247                 522,076
BHP Billiton PLC.                                                                      114,450               1,341,468
China Steel Corp. ADR                                                                    7,071                 158,037 (b)
Cia Vale do Rio Doce ADR                                                                11,968                 291,780 (a,j)
Cia Vale do Rio Doce ADR                                                                23,535                 682,750 (j)
Holcim Ltd.                                                                                816                  49,157
JSR Corp.                                                                                8,500                 186,225
MMC Norilsk Nickel ADR                                                                   2,490                 138,195 (j)
POSCO                                                                                      704                 127,172
Rio Tinto PLC. (Regd.)                                                                  18,212                 536,017
                                                                                                             4,992,345

TELECOMMUNICATION SERVICES - 3.1%
America Movil S.A. de C.V. ADR (Series L)                                                5,555                 290,804
Telecom Italia S.p.A                                                                   213,916                 694,929
Telefonica S.A.                                                                         59,728               1,125,228
Telefonica S.A. ADR                                                                        513                  28,985
Vodafone Group PLC.                                                                    400,524               1,086,166
Vodafone Group PLC. ADR                                                                206,614               5,657,091 (j)
                                                                                                             8,883,203

UTILITIES - 0.6%
E.ON AG                                                                                  8,882                 809,606
Huaneng Power International Inc.                                                       632,945                 472,305 (j)
National Grid Transco PLC.                                                              10,705                 101,941
Veolia Environnement                                                                    12,786                 462,813 (j)
                                                                                                             1,846,665

TOTAL FOREIGN EQUITY
(COST $41,992,687)                                                                                          54,574,539

                                                                                PRINCIPAL AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 25.1%

U.S. TREASURIES - 2.8%
U.S. Treasury Bonds
5.38%                                             02/15/31                          $1,375,000              $1,486,499
7.13%                                             02/15/23                              45,000                  57,442
7.25%                                             05/15/16                             500,000                 626,025 (h)
8.13%                                             8/15/19 - 08/15/21                 1,520,000               2,093,553 (h)
U.S. Treasury Inflation Indexed Bonds
2.00%                                             01/15/14                             526,820                 545,401 (q)
2.38%                                             01/15/25                             197,453                 210,935 (q)
3.88%                                             04/15/29                             139,325                 190,993 (q)
4.69%                                             04/15/10                             493,680                 488,822 (d,q)
U.S. Treasury Notes
3.13%                                             05/15/07                             665,000                 664,674 (h)
3.38%                                             09/15/09                              10,000                   9,908
3.50%                                             12/15/09                             300,000                 298,548
4.00%                                             02/15/14                             120,000                 118,339
4.25%                                             11/15/13 - 11/15/14                1,295,000               1,298,405 (h)

TOTAL U.S. TREASURIES
(COST $7,889,516)                                                                                            8,089,544

FEDERAL AGENCIES - 2.0%
Federal Home Loan Bank
2.38%                                             02/15/06                           1,635,000               1,622,237 (h)
2.63%                                             10/16/06                             810,000                 801,678 (h)
3.75%                                             08/18/09                             325,000                 324,342
Federal Home Loan Mortgage Corp.
3.00%                                             09/29/06                             800,000                 794,316
3.63%                                             09/15/08                             970,000                 968,929
4.50%                                             01/15/14                             500,000                 499,598 (h)
4.75%                                             12/08/10                             545,000                 548,242
6.75%                                             03/15/31                              95,000                 115,420
6.00%                                             01/18/12                              35,000                  35,048

TOTAL FEDERAL AGENCIES
(COST $5,683,956)                                                                                            5,709,810

AGENCY MORTGAGE BACKED - 8.1%
Federal Home Loan Mortgage Corp.
5.00%                                             04/01/13                             122,591                 124,713
6.00%                                             04/01/17 - 05/01/34                  343,557                 355,164
6.50%                                             01/01/27 - 11/01/34                  400,148                 419,397
7.00%                                             10/01/16 - 07/01/34                   75,964                  80,304
7.50%                                             11/01/09 - 09/01/33                  100,139                 106,964
8.00%                                             04/01/30 - 11/01/30                   14,527                  15,778
9.00%                                             04/01/16 - 06/01/21                   16,212                  18,010 (h)
Federal National Mortgage Assoc.
4.50%                                             07/01/33                             111,668                 108,155
5.50%                                             03/01/14 - 08/01/33                  463,402                 478,677
6.00%                                             07/01/14 - 11/01/34                1,094,888               1,132,962
6.50%                                             01/01/15 - 01/01/35                2,088,358               2,192,541
7.00%                                             10/01/16 - 10/01/34                  531,706                 562,730
7.50%                                             12/01/09 - 03/01/34                  312,891                 334,352
8.00%                                             12/01/11 - 11/01/33                  174,398                 186,130
8.50%                                             06/01/30 - 05/01/31                   17,390                  18,807
9.00%                                             06/01/09 - 12/01/22                  152,715                 164,767
5.00%                                             TBA                               13,235,000              13,252,272 (c)
5.50%                                             TBA                                1,845,000               1,872,675 (c)
6.00%                                             TBA                                  600,000                 620,250 (c)
Government National Mortgage Assoc.
4.50%                                             08/15/33 - 09/15/34                  203,504                 198,873
6.00%                                             07/15/33 - 04/15/34                   64,822                  67,190
6.50%                                             02/15/24 - 08/15/34                  279,859                 294,688
7.00%                                             03/15/12 - 06/15/34                  139,862                 148,467
8.00%                                             09/15/29 - 06/15/30                    1,174                   1,266
8.50%                                             10/15/17                             149,389                 163,369
9.00%                                             11/15/16 - 12/15/21                  162,156                 180,573

TOTAL AGENCY MORTGAGE BACKED
(COST $23,040,254)                                                                                          23,099,074

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
Collateralized Mortgage Obligation Trust (Class
B)
4.17%                                             11/01/18                               5,511                   4,788 (d,f)
Federal Home Loan Mortgage Corp.
4.25%                                             10/15/18                             300,830                  28,156 (g,i)
4.50%                                             04/15/13 - 03/15/18                  677,389                  76,748 (g)
4.50%                                             11/15/19                              75,000                  71,426
4.75%                                             12/15/30                             723,909                  62,890 (g,i)
5.00%                                             12/15/13 - 12/01/34                2,079,754                 290,217 (g)
5.00%                                             02/15/34 - 11/15/34                  465,000                 446,689
5.50%                                             04/15/17 - 06/15/33                  537,323                  93,572 (g)
5.68%                                             05/25/43                             158,596                  15,612 (g,i)
5.85%                                             10/15/33                              85,000                  65,861 (i)
6.25%                                             01/15/23                               6,727                   6,742
7.22%                                             12/15/33                              55,000                  46,195 (i)
7.50%                                             01/15/16                              38,876                  41,205
7.50%                                             07/15/27                              39,856                   5,879 (g)
7.75%                                             03/15/22                              25,386                  25,683
8.00%                                             04/15/20                               2,279                   2,296
16.18%                                            09/25/43                           1,271,125                  12,513 (d,g,i)
Federal Home Loan Mortgage Corp. STRIPS
8.00%                                             02/01/23 - 07/01/24                   15,989                   3,140 (g)
Federal Home Loan Mortgage STRIPS
5.00%                                             08/01/27                               3,535                   3,070 (d,f)
Federal National Mortgage Assoc.
1.16%                                             12/25/42                             667,111                  21,160 (g,i)
2.22%                                             06/25/43                           1,036,701                  54,751 (g,i)
4.00%                                             08/25/17                             230,982                 228,071
4.50%                                             12/25/19                              50,000                  47,228
4.58%                                             10/25/29                             173,329                  15,545 (g,i)
4.75%                                             11/25/14                              75,000                   6,806 (g)
5.00%                                             02/25/11 - 02/25/32                  347,335                  29,555 (g)
5.18%                                             09/25/42                           1,003,611                  91,515 (g,i)
5.23%                                             04/25/17 - 10/25/17                  400,323                  39,656 (g,i)
5.28%                                             08/25/16                             135,165                  11,624 (g,i)
5.50%                                             01/25/27                             142,662                  17,699 (g)
6.00%                                             12/25/34                             100,000                 106,531
7.50%                                             07/25/41                              60,807                  65,026
8.00%                                             07/25/14                              82,638                  86,712
9.37%                                             09/25/31                             130,358                 128,559 (i)
10.42%                                            05/25/17 - 12/25/17                  193,540                 203,010 (i)
13.40%                                            03/25/17                              77,000                  85,324 (i)
14.77%                                            04/25/32                              38,068                  42,002 (i)
Federal National Mortgage Assoc. (Class S)
4.68%                                             02/25/31                             205,288                  18,797 (g,i)
Federal National Mortgage Assoc. REMIC
2.00%                                             06/25/43                           1,764,188                  92,069 (g,i)
4.50%                                             11/25/13                             444,118                  26,290 (g)
5.00%                                             10/25/22                             107,165                  17,280 (g)
11.29%                                            03/25/31                             202,420                 214,059 (i)
Federal National Mortgage Assoc. REMIC (Class B)
5.71%                                             12/25/22                               6,063                   4,897 (d,f)
Federal National Mortgage Assoc. REMIC (Class J)
1080.91%                                          03/25/22                                  33                     499 (g)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%                                          05/25/22                                  21                     638 (g)
Federal National Mortgage Assoc. STRIPS
7.50%                                             11/01/23 - 01/01/24                  171,277                  32,865 (g)
8.00%                                             08/01/23 - 07/01/24                   34,483                   6,822 (g)
8.50%                                             03/01/17 - 07/25/22                   13,416                   2,468 (g)
9.00%                                             05/25/22                               6,048                   1,292 (g)
Government National Mortgage Assoc.
5.00%                                             02/16/34                              65,000                  62,023
Vendee Mortgage Trust
9.79%                                             05/15/33                             713,793                  25,206 (d,g,i)

TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $3,598,391)                                                                                            3,088,661

ASSET BACKED - 2.1%
American Express Credit Account Master Trust
(Class A)
1.69%                                             01/15/09                              60,000                  58,694
2.54%                                             09/15/08                             247,000                 247,389 (i)
Bank One Issuance Trust
3.59%                                             05/17/10                              30,000                  30,024
3.76%                                             08/15/08                             114,000                 114,441
Bank One Issuance Trust (Class A)
2.51%                                             12/15/10                             150,000                 150,384 (i)
Bear Stearns Asset Backed Securities Inc.
(Class A)
2.79%                                             01/25/34                              96,755                  96,804 (i)
BMW Vehicle Owner Trust (Class B)
2.93%                                             03/25/09                              49,000                  48,614
Capital Auto Receivables Asset Trust (Class B)
3.92%                                             11/16/09                              96,000                  95,940
Capital One Master Trust (Class C)
6.70%                                             06/15/11                             100,000                 108,080 (b)
Capital One Prime Auto Receivables Trust (Class
A)
2.48%                                             09/17/07                             390,000                 390,185 (i)
Chase Credit Card Master Trust (Class A)
2.51%                                             07/15/10                             200,000                 200,500 (i)
Chase Funding Mortgage Loan Asset-Backed
Certificates
2.67%                                             03/25/32                              50,147                  50,240 (i)
Citibank Credit Card Issuance Trust
2.53%                                             12/17/07                             200,000                 200,039 (i)
2.74%                                             03/07/08                             227,000                 227,390 (i)
4.45%                                             04/07/10                              62,000                  62,707
Countrywide Asset-Backed Certificates
2.52%                                             11/25/23                             356,517                 356,578 (i)
2.66%                                             07/25/31                              19,161                  19,167 (i)
2.68%                                             05/25/32                               6,048                   6,055 (i)
Countrywide Home Equity Loan Trust (Class A)
2.63%                                             07/15/27                              93,181                  93,112 (i)
Daimler Chrysler Auto Trust (Class B)
2.85%                                             08/08/10                              27,000                  26,448
Federal National Mortgage Assoc.
3.95%                                             12/26/31                              71,000                  71,331
Fleet Credit Card Master Trust II (Class A)
5.60%                                             12/15/08                             400,000                 412,596
Fleet Home Equity Loan Trust (Class A)
2.66%                                             01/20/33                              79,929                  79,891 (i)
Ford Credit Auto Owner Trust (Class B)
4.79%                                             11/15/06                             113,000                 113,921
Ford Credit Floorplan Master Owner Trust (Class
A)
2.44%                                             07/15/09                           1,500,000               1,501,122 (i)
Mid-State Trust
7.54%                                             07/01/35                              14,455                  15,655
Peco Energy Transition Trust
6.52%                                             12/31/10                              46,000                  51,312
Residential Asset Mortgage Products Inc.
2.66%                                             03/25/34                             172,637                 172,640 (i)
Residential Asset Securities Corp.
2.67%                                             07/25/32                              60,438                  60,335 (i)
Residential Asset Securities Corp. (Class A)
4.16%                                             07/25/30                             150,000                 150,615 (i)
Saxon Asset Securities Trust (Class A)
2.82%                                             12/25/32                              76,061                  76,169 (i)
Sears Credit Account Master Trust (Class A)
2.53%                                             08/18/09                             500,000                 500,375 (i)
Wells Fargo Home Equity Trust
3.97%                                             09/25/24                              41,000                  40,811 (i)

TOTAL ASSET BACKED
(COST $5,849,787)                                                                                            5,829,564

CORPORATE NOTES - 6.5%
Abbey National PLC.
7.95%                                             10/26/29                              90,000                 115,773
AIG SunAmerica Global Financing IX
5.10%                                             01/17/07                              90,000                  92,798 (b)
Alberta Energy Co. Ltd.
7.38%                                             11/01/31                              25,000                  30,107
Allstate Financial Global Funding
5.25%                                             02/01/07                              50,000                  51,617 (b)
Amerada Hess Corp.
7.30%                                             08/15/31                              70,000                  78,092
America Movil S.A. de C.V.
5.75%                                             01/15/15                             100,000                  99,869 (b)
American Electric Power Co. Inc. (Series D)
5.25%                                             06/01/15                             100,000                 100,248
American Greetings
6.10%                                             08/01/28                              30,000                  32,025
American Standard Inc.
7.38%                                             04/15/05                              90,000                  91,089
7.63%                                             02/15/10                              50,000                  57,164
Appalachian Power Co. (Series C)
2.89%                                             06/29/07                              60,000                  60,057 (i)
Appalachian Power Co. (Series E)
4.80%                                             06/15/05                              90,000                  90,761
Appalachian Power Co. (Series G)
3.60%                                             05/15/08                              30,000                  29,642
Assurant Inc.
6.75%                                             02/15/34                              60,000                  65,058
AT&T Wireless Services Inc.
7.35%                                             03/01/06                              70,000                  73,255
8.75%                                             03/01/31                             100,000                 134,817
AutoZone Inc.
4.75%                                             11/15/10                              60,000                  58,549
Banco Santander Chile
5.38%                                             12/09/14                              95,000                  96,589 (b)
Bank of America Corp.
2.45%                                             02/17/09                               5,000                   5,007 (i)
3.88%                                             01/15/08                              60,000                  60,337
Bank One Corp.
6.50%                                             02/01/06                             160,000                 165,677
BB&T Corp.
4.75%                                             10/01/12                              45,000                  45,147
6.38%                                             06/30/05                              65,000                  66,134 (i)
BBVA Bancomer Capital Trust I
10.50%                                            02/16/11                             100,000                 107,500 (b)
BellSouth Corp.
6.00%                                             11/15/34                              85,000                  86,118
Belo Corp.
8.00%                                             11/01/08                              50,000                  56,324
Brandywine Operating Partnership Lp
4.50%                                             11/01/09                              30,000                  29,796
British Telecommunications PLC.
8.38%                                             12/15/10                              55,000                  65,898
Burlington Northern Santa Fe Corp.
8.13%                                             04/15/20                              80,000                 104,118
Campbell Soup Co.
5.50%                                             03/15/07                              85,000                  88,494
Carolina Power & Light Co.
6.13%                                             09/15/33                              40,000                  42,596
Cendant Corp.
6.25%                                             01/15/08                             130,000                 138,645
Charter One Bank Fsb
6.38%                                             05/15/12                              50,000                  55,006
Citigroup Inc.
5.00%                                             03/06/07                              70,000                  72,223
5.85%                                             12/11/34                             130,000                 133,726
6.63%                                             06/15/32                             125,000                 139,722
City National Corp.
5.13%                                             02/15/13                              75,000                  75,751
CNF Inc.
6.70%                                             05/01/34                              75,000                  80,295
Comcast Cable Communications
6.38%                                             01/30/06                             230,000                 237,565
Comcast Cable Communications Holdings Inc.
8.38%                                             03/15/13                              50,000                  61,625
ConAgra Foods Inc.
6.00%                                             09/15/06                              80,000                  83,320
Consolidated Natural Gas Co.
5.38%                                             11/01/06                             170,000                 175,056
Consumers Energy Co. (Series L)
5.00%                                             02/15/12                              90,000                  91,595 (b)
Countrywide Home Loans Inc.
5.63%                                             05/15/07                              85,000                  88,654
COX Communications Inc.
5.45%                                             12/15/14                              90,000                  89,997 (b)
CSX Corp.
5.50%                                             08/01/13                              90,000                  94,011
CSX Transportation Inc.
9.75%                                             06/15/20                               8,000                  11,166
DaimlerChrysler NA Holding Corp.
2.96%                                             05/24/06                             100,000                 100,491 (i)
7.25%                                             01/18/06                              45,000                  46,828
Delhaize America Inc.
7.38%                                             04/15/06                             195,000                 204,746
Deutsche Telekom International Finance BV
3.88%                                             07/22/08                             295,000                 294,099
5.25%                                             07/22/13                              90,000                  92,505
Dominion Resources Inc. (Series B)
4.13%                                             02/15/08                             120,000                 120,581
Dominion Resources Inc. (Series G)
3.66%                                             11/15/06                             150,000                 150,257
Duke Capital LLC
4.30%                                             05/18/06                              55,000                  55,664
4.33%                                             11/16/06                              95,000                  96,192
6.25%                                             02/15/13                              55,000                  59,470
Duke Energy Corp.
4.50%                                             04/01/10                              55,000                  55,649
Enterprise Products Operating LP
4.00%                                             10/15/07                             120,000                 119,707 (b)
EOP Operating LP (REIT)
7.75%                                             11/15/07                             150,000                 165,525
European Investment Bank
4.63%                                             03/01/07                              20,000                  20,577
FirstEnergy Corp. (Series B)
6.45%                                             11/15/11                              90,000                  97,782
Ford Motor Credit Co.
5.63%                                             10/01/08                              35,000                  35,692
5.80%                                             01/12/09                              85,000                  86,654
7.38%                                             02/01/11                             275,000                 296,214
FPL Group Capital Inc. (Series A)
4.09%                                             02/16/07                              80,000                  80,847
General Mills Inc.
3.88%                                             11/30/07                              85,000                  85,188
5.13%                                             02/15/07                              60,000                  61,884
General Motors Acceptance Corp.
3.19%                                             05/18/06                             225,000                 223,670 (i)
6.13%                                             09/15/06                              80,000                  82,013
6.75%                                             01/15/06                             115,000                 117,984
6.88%                                             09/15/11                             105,000                 107,280
7.25%                                             03/02/11                              25,000                  26,107
General Motors Corp.
7.20%                                             01/15/11                              60,000                  61,473
8.38%                                             07/15/33                              60,000                  61,719
Georgia Power Co.
4.88%                                             07/15/07                             115,000                 118,320
Glencore Funding LLC
6.00%                                             04/15/14                              30,000                  29,024 (b)
Goldman Sachs Group Inc.
5.25%                                             10/15/13                             120,000                 122,804
6.60%                                             01/15/12                              45,000                  50,192
Goodrich Corp.
7.10%                                             11/15/27                              55,000                  60,286
Grupo Televisa S.A.
8.00%                                             09/13/11                              60,000                  69,600
HBOS Capital Funding LP
6.07%                                             06/30/49                             100,000                 107,176 (b,i)
HBOS PLC.
3.13%                                             01/12/07                             105,000                 104,226 (b)
HCA Inc.
5.50%                                             12/01/09                              35,000                  35,011
Hertz Corp.
3.40%                                             08/05/08                              35,000                  35,177 (i)
6.35%                                             06/15/10                              30,000                  30,892
Household Finance Corp.
3.38%                                             02/21/06                              50,000                  50,102
6.38%                                             11/27/12                              60,000                  66,202
6.50%                                             01/24/06 - 11/15/08                  110,000                 117,592
HSBC Bank USA NA
3.88%                                             09/15/09                             100,000                  99,095
HSBC Capital Funding LP
4.61%                                             12/29/49                             150,000                 144,790 (b,i)
HSBC Capital Funding LP (Series 1)
9.55%                                             12/31/49                              75,000                  93,439 (b,i)
HSBC Finance Corp.
6.75%                                             05/15/11                             215,000                 241,297
Hudson United Bank
7.00%                                             05/15/12                             145,000                 162,414
Huntington National Bank
2.75%                                             10/16/06                              65,000                  64,226
Hydro Quebec
8.25%                                             04/15/26                             110,000                 151,728
iStar Financial Inc.
6.00%                                             12/15/10                              85,000                  89,689
iStar Financial Inc. (REIT)
3.72%                                             03/12/07                              80,000                  81,272 (i)
Jersey Central Power & Light
5.63%                                             05/01/16                              50,000                  52,155
John Hancock Global Funding II
5.63%                                             06/27/06                             115,000                 118,523 (b)
Kellogg Co. (Series B)
6.60%                                             04/01/11                             140,000                 156,664
Kerr-McGee Corp.
5.88%                                             09/15/06                              60,000                  62,245
6.95%                                             07/01/24                              90,000                  99,363
Keycorp
4.63%                                             05/16/05                             110,000                 110,749
KFW International Finance
4.75%                                             01/24/07                             345,000                 354,719
Kinder Morgan Energy Partners LP
5.13%                                             11/15/14                              70,000                  69,924
Kinder Morgan Inc.
6.50%                                             09/01/12                              90,000                  98,513
Kraft Foods Inc.
4.13%                                             11/12/09                             140,000                 139,188
Lockheed Martin Corp.
8.50%                                             12/01/29                             120,000                 163,900
Marsh & McLennan Cos. Inc.
2.19%                                             07/13/07                           1,000,000                 977,038 (i)
5.38%                                             07/15/14                             120,000                 117,000
Merck & Co. Inc.
5.25%                                             07/01/06                              60,000                  61,637
Metropolitan Life Global Funding I
4.75%                                             06/20/07                              50,000                  51,299 (b)
Midamerican Energy Holdings Co.
3.50%                                             05/15/08                              60,000                  58,732
Morgan Stanley
4.00%                                             01/15/10                              90,000                  88,978
4.25%                                             05/15/10                              10,000                   9,982
Motorola Inc.
4.61%                                             11/16/07                              55,000                  56,086
National Rural Utilities Cooperative Finance
Corp.
6.00%                                             05/15/06                              20,000                  20,723
Nationwide Mutual Insurance Co.
7.88%                                             04/01/33                              30,000                  35,742 (b)
NB Capital Trust IV
8.25%                                             04/15/27                             195,000                 217,171
News America Inc.
6.20%                                             12/15/34                              70,000                  70,946 (b)
Noble Energy Inc.
8.00%                                             04/01/27                              85,000                 106,881
Nordic Investment Bank
2.75%                                             01/11/06                              40,000                  39,964
Norfolk Southern Corp.
6.00%                                             04/30/08                              55,000                  58,883
7.05%                                             05/01/37                             110,000                 129,141
Norfolk Southern Railway Co.
9.75%                                             06/15/20                              12,000                  16,931
Northeast Utilities (Series B)
3.30%                                             06/01/08                              35,000                  34,197
Northrop Grumman Corp.
4.08%                                             11/16/06                              40,000                  40,404
Ocean Energy Inc.
4.38%                                             10/01/07                              50,000                  50,451
Ohio Power Co. (Series E)
6.60%                                             02/15/33                              35,000                  39,251
Pacific Gas & Electric Co.
2.72%                                             04/03/06                              47,000                  47,047 (i)
Pemex Finance Ltd.
9.03%                                             02/15/11                              65,000                  74,721
9.69%                                             08/15/09                             161,500                 181,382
Pemex Project Funding Master Trust
7.38%                                             12/15/14                              45,000                  49,860
8.63%                                             02/01/22                              60,000                  69,600
Pepco Holdings Inc.
5.50%                                             08/15/07                              80,000                  82,990
Petrobras International Finance Co.
9.75%                                             07/06/11                              40,000                  48,300
Petro-Canada
5.35%                                             07/15/33                              30,000                  27,948
Petroleos Mexicanos
9.50%                                             09/15/27                             160,000                 200,000
Pioneer Natural Resources Co.
6.50%                                             01/15/08                             105,000                 112,417
Principal Life Global Funding I
5.25%                                             01/15/13                              90,000                  91,984 (b)
Procter & Gamble - ESOP (Series A)
9.36%                                             01/01/21                             110,000                 146,470
Prudential Financial Inc.
4.10%                                             11/15/06                              80,000                  80,876 (k)
PSI Energy Inc.
6.65%                                             06/15/06                              75,000                  78,117
Public Service Co. of New Mexico
4.40%                                             09/15/08                              80,000                  80,329
Puget Energy Inc.
3.36%                                             06/01/08                              35,000                  34,367
Quest Diagnostics
6.75%                                             07/12/06                              70,000                  73,212
Rabobank Capital Funding Trust
5.25%                                             12/29/49                              60,000                  59,674 (b,i)
Raytheon Co.
4.85%                                             01/15/11                              60,000                  61,450
6.40%                                             12/15/18                              80,000                  88,198
RBS Capital Trust I
5.51%                                             09/29/49                              90,000                  92,061 (i)
Royal Bank of Scotland Group PLC. ADR
9.12%                                             03/31/49                              35,000                  42,631
Safeco Corp.
4.20%                                             02/01/08                              35,000                  35,375
SBC Communications Inc.
5.10%                                             09/15/14                              75,000                  75,696
Shurgard Storage Centers Inc. (REIT)
5.88%                                             03/15/13                              20,000                  20,668
Simon Property Group LP (REIT)
4.88%                                             08/15/10                              15,000                  15,289 (b)
SLM Corp.
4.00%                                             01/15/09                              60,000                  60,005
Southern California Edison Co.
8.00%                                             02/15/07                              50,000                  54,439
Southwest Airlines Co.
5.25%                                             10/01/14                              30,000                  30,137
Sprint Capital Corp.
4.78%                                             08/17/06                             145,000                 147,779 (k)
6.13%                                             11/15/08                             140,000                 150,165
6.90%                                             05/01/19                              70,000                  78,157
8.38%                                             03/15/12                              55,000                  67,046
8.75%                                             03/15/32                              60,000                  79,832
State of Illinois
4.95%                                             06/01/23                              85,000                  82,793
Telecom Italia Capital S.A. (Series B)
5.25%                                             11/15/13                              90,000                  91,023
Telefonos de Mexico S.A. de C.V.
4.50%                                             11/19/08                             200,000                 201,568
8.25%                                             01/26/06                             185,000                 194,306
TELUS Corp.
7.50%                                             06/01/07                             135,000                 146,707
The Walt Disney Co.
6.75%                                             03/30/06                              50,000                  52,125
Time Warner Inc.
6.88%                                             05/01/12                              10,000                  11,383
7.75%                                             06/15/05                              60,000                  61,130
9.13%                                             01/15/13                              90,000                 114,887
TuranAlem Finance BV
7.88%                                             06/02/10                              20,000                  20,000 (b)
TXU Electric Delivery Co.
6.38%                                             05/01/12                             105,000                 115,329
Tyco International Group S.A.
5.80%                                             08/01/06                             110,000                 113,964
6.75%                                             02/15/11                              30,000                  33,680
Tyson Foods Inc.
7.25%                                             10/01/06                             220,000                 233,559
UBS Preferred Funding Trust I
8.62%                                             10/29/49                              55,000                  66,500 (i)
Union Pacific Corp.
6.65%                                             01/15/11                              40,000                  44,638
Union Planters Bank NA
5.13%                                             06/15/07                              30,000                  31,063
Unisys Corp.
8.13%                                             06/01/06                              45,000                  47,363
US Bank National Assoc.
2.85%                                             11/15/06                              60,000                  59,416
Valero Energy Corp.
6.88%                                             04/15/12                              35,000                  39,676
7.50%                                             04/15/32                              25,000                  30,097
Verizon
6.50%                                             09/15/11                              60,000                  65,898
Verizon Global Funding Corp.
7.75%                                             12/01/30 - 06/15/32                  165,000                 205,073
Verizon Pennsylvania Inc. (Series A)
5.65%                                             11/15/11                             170,000                 178,889
Viacom Inc.
5.50%                                             05/15/33                              35,000                  34,138
Wachovia Corp.
5.25%                                             08/01/14                             160,000                 163,887
Washington Mutual Bank FA
5.13%                                             01/15/15                              60,000                  59,554
Washington Mutual Inc.
5.63%                                             01/15/07                              30,000                  31,220
WellPoint Inc.
4.25%                                             12/15/09                              55,000                  55,078 (b)
Wells Fargo & Co.
5.25%                                             12/01/07                              30,000                  31,339
Westar Energy Inc.
9.75%                                             05/01/07                             145,000                 162,285
Weyerhaeuser Co.
6.00%                                             08/01/06                             145,000                 151,010
6.13%                                             03/15/07                              40,000                  42,188
6.75%                                             03/15/12                              30,000                  33,840
Wisconsin Electric Power
3.50%                                             12/01/07                              70,000                  69,723
Wisconsin Energy Corp.
5.88%                                             04/01/06                              39,000                  40,237
Yara International ASA
5.25%                                             12/15/14                              60,000                  60,381 (b)

TOTAL CORPORATE NOTES
(COST $18,313,371)                                                                                          18,561,914

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -
2.3%
Bear Stearns Commercial Mortgage Securities
3.88%                                             08/13/39                             158,000                 156,728
4.17%                                             01/12/41                              50,000                  50,405
4.68%                                             08/13/39                             143,000                 142,865
6.02%                                             02/14/31                             150,000                 160,805
Bear Stearns Commercial Mortgage Securities
(Class B)
6.20%                                             02/14/31                              25,000                  27,250
CalSTRS Trust
4.13%                                             11/20/12                             167,000                 168,407 (b)
Citicorp Mortgage Securities Inc.
6.13%                                             08/25/32                              28,522                  28,461 (i)
Citicorp Mortgage Securities Inc. (Class B)
6.13%                                             08/25/32                              71,305                  71,163 (i)
Crusade Global Trust (Class A)
2.70%                                             09/18/34                              69,387                  69,529 (i)
DLJ Commercial Mortgage Corp.
6.24%                                             11/12/31                             400,000                 429,839
First Union-Lehman Brothers-Bank of America
6.56%                                             11/18/35                              50,000                  53,700
GMAC Commercial Mortgage Securities Inc.
4.21%                                             12/10/41                             161,000                 161,352 (i)
6.24%                                             12/10/41                           5,032,000                  88,060 (b,d,i)
6.42%                                             05/15/35                             550,000                 591,311
GMAC Commercial Mortgage Securities Inc. (Class
A)
4.55%                                             12/10/41                             161,000                 161,424 (i)
4.92%                                             12/10/41                             161,000                 161,555 (i)
GMAC Commercial Mortgage Securities Inc. (Class
X)
4.03%                                             12/10/41                           2,399,000                  81,853 (d,i)
GS Mortgage Securities Corp. II
2.68%                                             11/15/15                             300,000                 300,433 (b,i)
Impac CMB Trust (Class A)
2.80%                                             12/25/33                             307,358                 307,297 (i)
2.85%                                             11/25/32                              73,966                  74,100 (i)
JP Morgan Chase Commercial Mortgage Securities
Corp.
1.22%                                             01/12/39                           1,365,000                  68,484 (b,i)
6.47%                                             11/15/35                              71,000                  78,938
JP Morgan Chase Commercial Mortgage Securities
Corp. (Class A)
4.92%                                             10/15/37                              98,000                  99,271 (i)
LB-UBS Commercial Mortgage Trust
3.68%                                             07/15/37                           3,078,000                  61,560 (b,d,i)
3.96%                                             03/15/34                             522,000                  11,480 (b,d,i)
4.06%                                             09/15/27                             158,000                 157,984 (i)
4.20%                                             12/15/29                              83,000                  83,195
4.51%                                             12/15/29                              83,000                  83,137
4.53%                                             01/15/36                             583,854                  44,724 (b,d)
4.86%                                             12/15/39                             142,000                 142,038 (i)
6.17%                                             04/15/37                           1,125,224                  22,856 (b,d,i)
6.85%                                             12/15/39                           1,264,000                  22,910 (b,d,i)
7.74%                                             09/15/37                           1,160,208                  18,853 (b,d,i)
8.33%                                             03/15/36                           1,456,281                  39,593 (b,d,i)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                             07/14/16                              28,000                  31,325 (b)
Master Alternative Loans Trust
5.00%                                             08/25/18                             106,930                  12,280 (g)
6.50%                                             08/25/34 - 01/25/35                  338,572                 354,358
Morgan Stanley Capital I
5.11%                                             06/15/40                             200,000                 204,353 (i)
7.11%                                             04/15/33                             119,000                 132,840
Morgan Stanley Capital I (Class A)
4.66%                                             09/13/45                             350,000                 348,135
4.97%                                             04/14/40                             139,000                 140,587
Morgan Stanley Capital I (Class D)
6.92%                                             07/15/30                              50,000                  55,837 (i)
Morgan Stanley Dean Witter Capital I
5.73%                                             04/15/34                             567,000                  12,240 (b,d,i)
6.52%                                             10/15/35                             886,000                  17,346 (b,d,i)
7.20%                                             10/15/33                              25,000                  28,319
Morgan Stanley Dean Witter Capital I (Class A)
6.39%                                             10/15/35                              91,000                 100,995
6.54%                                             02/15/31                             100,000                 107,776
Nomura Asset Securities Corp. (Class A)
6.59%                                             03/15/30                             246,000                 265,886
Puma Finance Ltd. (Class A)
2.25%                                             10/11/34                             111,889                 111,946 (i)
2.71%                                             03/25/34                             188,354                 188,467 (i)
Structured Asset Securities Corp. (Class X)
2.02%                                             02/25/28                             137,225                   7,204 (i)
Wachovia Bank Commercial Mortgage Trust
2.92%                                             03/15/15                             100,000                 100,413 (b,i)
3.30%                                             03/15/15                             100,000                 100,717 (b,i)

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS
(COST $6,599,441)                                                                                            6,542,584

SOVEREIGN BONDS - 0.2%
Government of Bahamas
6.63%                                             05/15/33                              45,000                  51,204 (b)
Government of Russia
5.00%                                             03/31/30                              70,000                  72,100 (b,k)
Government of Mexico
6.75%                                             09/27/34                             125,000                 123,000
Ontario Electricity Financial Corp.
7.45%                                             03/31/13                              35,000                  42,534
Province of British Columbia
4.63%                                             10/03/06                              40,000                  40,971
Province of Manitoba Canada
4.25%                                             11/20/06                              90,000                  91,648
Province of New Brunswick
3.50%                                             10/23/07                              90,000                  90,109
Province of Ontario
3.50%                                             09/17/07                              95,000                  95,014
5.13%                                             07/17/12                              15,000                  15,801

TOTAL SOVEREIGN BONDS
(COST $612,022)                                                                                                622,381

TOTAL BONDS AND NOTES
 (COST $71,586,738)                                                                                         71,543,532

                                                                                NUMBER OF SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.0%*

Zurich Regcaps Funding Trust I                                                             120                 121,920 (b,i)
(COST $123,900)

EXCHANGE TRADED FUNDS - 2.0%

Financial Select Sector SPDR Fund                                                       38,593               1,178,244
Industrial Select Sector SPDR Fund                                                     149,390               4,641,547

TOTAL EXCHANGE TRADED FUNDS
(COST $5,074,742)                                                                                            5,819,791

PURCHASED OPTIONS - 0.0%*

U S Treasury Notes 5 Yr. Futures                                                        32,000                   6,500
 (COST $25,096)

TOTAL INVESTMENTS IN SECURITIES
 (COST $248,956,915)                                                                                       281,827,600

SHORT-TERM INVESTMENTS - 11.7%

GEI Short Term Investment Fund                                                      15,855,807              15,855,807 (l)
State Street Navigator Securities Lending Prime                                     17,406,951              17,406,951 (e,p)
Portfolio

TOTAL SHORT-TERM INVESTMENTS
(COST $33,262,758)                                                                                          33,262,758

TOTAL INVESTMENTS
 (COST $282,219,673)                                                                                       315,090,358

LIABILITIES IN EXCESS OF OTHER ASSETS, NET                                                                (30,298,436)
(10.6)%

NET ASSETS - 100.0%                                                                                       $284,791,922
                                                                                                          ============

OTHER INFORMATION

The GE Strategic Investment Fund had the following written option contracts open at December 31, 2004:

                                                                               EXPIRATION DATE/     NUMBER OF
CALL OPTIONS                                                                    STRIKE PRICE        CONTRACTS         VALUE
-------------------------------------------------------------------------------------------------------------------------------
U S Treasury Notes 5 Yr. Futures
 (Written Option Premium $12,904)                                              Jan 05 / 109.50        32             $(13,500)

                                                                              EXPIRATION DATE/      NUMBER OF
PUT OPTIONS                                                                     STRIKE PRICE        CONTRACTS         VALUE
-------------------------------------------------------------------------------------------------------------------------------
U S Treasury Notes 5 Yr. Futures
 (Written Option Premium $11,904)                                              Jan 05 / 108.00        32             $(1,500)


The GE Strategic Investment Fund had the following long futures contracts open at December 31, 2004:

                                                                                                                    UNREALIZED
                                                                                                      CURRENT      APPRECIATION/
DESCRIPTION                                          EXPIRATION DATE      NUMBER OF CONTRACTS     NOTIONAL VALUE  (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                                    December 2005                9                $2,169,900      $(3,177)
Euro Dollar Futures                                    December 2007                9                 2,153,025       (1,377)
S&P 500 Index Futures                                    March 2005                 1                   304,000           --
U.S.Treasury Notes 5 Yr. Futures                         March 2005                40                 4,381,250       22,807
                                                                                                                     $18,253
                                                                                                                     -------

The GE Strategic Investment Fund had the following short futures contracts open at December 31, 2004:

                                                                                                      CURRENT       UNREALIZED
DESCRIPTION                                           EXPIRATION DATE      NUMBER OF CONTRACTS    NOTIONAL VALUE   APPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                                    December 2006               18              $(4,321,575)       $4,446
U.S.Treasury Notes 10 Yr. Futures                        March 2005                 5                 (559,688)          516
                                                                                                                      $4,962
                                                                                                                      ------

GE GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004
(UNAUDITED)

                                                                                PRINCIPAL AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 100.8%

U.S. TREASURIES - 54.6%
U.S. Treasury Bonds
5.38%                                            02/15/31                         $  9,030,000        $  9,762,242 (j)
7.13%                                            02/15/23                            8,000,000          10,211,841
7.25%                                            05/15/16                            1,245,000           1,558,802 (h)
8.13%                                            08/15/19 - 08/15/21                 6,750,000           9,226,874 (h)
U.S. Treasury Inflation Indexed Bonds
2.00%                                            01/15/14                            1,394,523           1,443,708 (q)
2.38%                                            01/15/25                              759,435             811,289 (q)
3.88%                                            04/15/29                              290,260             397,903 (q)
4.69%                                            04/15/10                            1,158,637           1,147,235 (d,q)
U.S. Treasury Notes
2.88%                                            11/30/06                           13,595,000          13,553,535 (j)
3.13%                                            05/15/07                            4,335,000           4,332,876 (j)
3.38%                                            09/15/09                            1,000,000             990,850 (j)
3.50%                                            12/15/09                           12,465,000          12,404,669 (j)
4.00%                                            02/15/14                            7,345,000           7,243,345
4.25%                                            08/15/14 - 11/15/14                 6,920,000           6,936,600 (j)
5.00%                                            08/15/11                           11,620,000          12,370,303

TOTAL U.S. TREASURIES
(COST $90,735,634)                                                                                      92,392,072

FEDERAL AGENCIES - 33.8%
Federal Home Loan Bank
2.38%                                            02/15/06                            6,815,000           6,761,801
2.63%                                            10/16/06                            2,750,000           2,721,745
3.75%                                            08/18/09                              500,000             498,987
Federal Home Loan Mortgage Corp.
2.88%                                            05/15/07                            6,800,000           6,728,448 (j)
3.00%                                            09/29/06                            2,700,000           2,680,817
3.63%                                            09/15/08                           10,025,000          10,013,929
4.50%                                            01/15/14                            6,035,000           6,030,153
4.63%                                            07/18/07                           12,030,000          12,150,180
6.75%                                            03/15/31                            3,300,000           4,009,335
Federal National Mortgage Assoc.
6.00%                                            01/18/12                              555,000             555,762
7.00%                                            07/15/05                            5,025,000           5,137,409

TOTAL FEDERAL AGENCIES
(COST $56,755,960)                                                                                      57,288,566

AGENCY MORTGAGE BACKED - 1.8%
Federal Home Loan Mortgage Corp.
6.50%                                            04/01/31                                7,513               7,875
7.00%                                            12/01/26 - 02/01/30                    13,536              14,324
7.50%                                            02/01/07 - 04/01/12                   839,376             890,236
9.00%                                            12/01/14                              192,835             214,139
Federal National Mortgage Assoc.
7.00%                                            02/01/30                               32,914              34,829
7.50%                                            12/01/23                              163,438             176,464
9.00%                                            06/01/09 - 07/01/21                    61,335              67,030
5.00%                                            TBA                                 1,000,000           1,015,625 (c)
Government National Mortgage Assoc.
8.50%                                            05/15/21 - 03/15/23                   100,830             110,653
9.00%                                            07/15/16                              396,645             441,603

TOTAL AGENCY MORTGAGE BACKED
(COST $2,884,551)                                                                                        2,972,778

ASSET BACKED - 7.5%
Accredited Mortgage Loan Trust (Class A)
2.72%                                            07/25/34                              895,761             895,776 (i)
American Express Credit Account Master Trust
(Class A)
2.44%                                            02/15/08                            3,180,000           3,180,861 (I,p)
Bear Stearns Asset Backed Securities Inc.
(Class A)
2.79%                                            01/25/34                               40,315              40,335 (I,p)
Discover Card Master Trust I (Class A)
2.58%                                            09/18/07                            1,000,000           1,000,369 (I,p)
First USA Credit Card Master Trust (Class A)
2.56%                                            05/17/10                            1,000,000           1,003,725 (I,p)
GMAC Mortgage Corp. Loan Trust (Class A)
2.50%                                            06/25/34                              500,000             500,194 (I,p)
Long Beach Mortgage Loan Trust
2.69%                                            11/25/34                              974,940             974,958 (I,p)
MBNA Master Credit Card Trust USA (Class A)
2.20%                                            12/17/07                            1,550,000           1,550,667 (I,p)
Option One Mortgage Loan Trust (Class A)
2.84%                                            02/25/33                            1,873,165           1,878,015 (I,p)
Residential Asset Mortgage Products Inc.
2.53%                                            12/25/22                              630,102             630,109 (I,p)
Residential Asset Mortgage Products Inc.
2.75%                                            12/25/33                              372,507             373,712 (i)
Residential Asset Mortgage Products Inc.
(Class A)
2.72%                                            01/25/34                              703,975             703,185 (I,p)

TOTAL ASSET BACKED
(COST $12,734,885)                                                                                      12,731,906

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
- 3.1%
Crusade Global Trust (Class A)
2.70%                                            09/18/34                            1,116,228           1,118,510 (I,p)
GS Mortgage Securities Corp. II
2.68%                                            11/15/15                              250,000             250,361 (b,I,p)
Impac CMB Trust (Class A)
2.80%                                            12/25/33                              604,662             604,543 (I,p)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
2.57%                                            10/15/17                            1,000,000           1,002,231 (b,I,p)
Morgan Stanley Dean Witter Capital I (Class A)
6.54%                                            02/15/31                              500,000             538,879
Residential Accredit Loans Inc.
2.72%                                            03/25/34                            1,147,857           1,145,982 (I,p)
Thornburg Mortgage Securities Trust (Class A)
2.76%                                            04/25/43                              540,784             541,587 (I,p)

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS
(COST $5,163,861)                                                                                        5,202,093

TOTAL BONDS AND NOTES
 (COST $168,274,891)                                                                                   170,587,415



                                                                                NUMBER OF SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*

U S Treasury Notes Futures                                                              60,000             $12,188
(COST $47,055)

TOTAL INVESTMENTS IN SECURITIES
(COST $168,321,946)                                                                                    170,599,603


SHORT TERM INVESTMENTS - 27.6%

GEI Short Term Investment Fund                                                      42,149,621          42,149,621 (l,p)



                                                                                PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER - 2.7%
Canadian Imperial Holdings Inc.
2.25%                                                                              $ 1,000,000        $    999,313
Deutsche Bank AG
2.32%                                                                                3,500,000           3,499,098

TOTAL COMMERCIAL PAPER
 (COST $4,498,411)                                                                                       4,498,411

TOTAL SHORT-TERM INVESTMENTS
(COST $46,648,032)                                                                                      46,648,032

TOTAL INVESTMENTS
 (COST $214,969,978)                                                                                   217,247,635

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET (28.4)%                                                                                           (48,038,143)


                                                                                                      ------------
NET ASSETS - 100%                                                                                     $169,209,492
                                                                                                      ============



OTHER INFORMATION

The Government Securities Fund had the following written option contracts open at December 31, 2004:

                                              EXPIRATION DATE/
CALL OPTIONS                                   STRIKE PRICE         NUMBER OF CONTRACTS       VALUE
------------------------------------------------------------------------------------------------------
U S Treasury Notes Futures                      Jan 05 / 109.50              60              $(25,313)
 (Written Option Premium $24,195)

                                               EXPIRATION DATE/
PUT OPTIONS                                      STRIKE PRICE       NUMBER OF CONTRACTS       VALUE
------------------------------------------------------------------------------------------------------
U S Treasury Notes Futures                      Jan 05 / 108.00              60              $(2,813)
 (Written Option Premium $22,320)


The Government Securities Fund had the following long futures contracts open at December 31, 2004:

                                                                                                              UNREALIZED
                                                                                         CURRENT NOTIONAL    APPRECIATION
DESCRIPTION                                EXPIRATION DATE      NUMBER OF CONTRACTS           VALUE         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Eurodollar Futures                          December 2005                25                $6,027,500          $(8,825)
Eurodollar Futures                          December 2007                25                 5,980,625           (3,825)
U.S.Treasury Notes 5 Yr. Futures              March 2005                 60                 6,571,875            34,210
                                                                                                               $ 21,560
                                                                                                               --------


The Government Securities Fund had the following short futures contracts open at December 31, 2004:


                                                                                        CURRENT NOTIONAL     UNREALIZED
DESCRIPTION                               EXPIRATION DATE      NUMBER OF CONTRACTS           VALUE          APPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Eurodollar Futures                         December 2006                50                $(12,004,375)        $12,350
U.S.Treasury Notes 10 Yr. Futures            March 2005                109                 (12,201,188)         30,329
                                                                                                               $42,679
                                                                                                               -------


GE SHORT-TERM GOVERNMENT FUND

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004
(UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 100.0%

U.S. TREASURIES - 35.7%
U.S. Treasury Notes
2.88%                                        11/30/06                    $  7,715,000       $  7,691,469 (j)
3.13%                                        05/15/07                       6,000,000          5,997,060 (j)
3.38%                                        09/15/09                      11,800,000         11,692,030 (j)

TOTAL U.S. TREASURIES
(COST $25,508,077)                                                                            25,380,559

FEDERAL AGENCIES - 0.3%
Federal Home Loan Bank
2.50%                                        12/15/05                         200,000            199,072
(COST $200,113)

AGENCY MORTGAGE BACKED - 28.6%
Federal Home Loan Mortgage Corp.
6.00%                                        12/01/08 - 10/01/17              182,012            190,821 (h)
6.50%                                        05/01/13                         140,431            148,548
7.00%                                        02/01/12 - 11/01/33              389,918            412,606
7.50%                                        01/01/27 - 08/01/30              290,119            310,702
8.00%                                        04/01/23                          74,862             81,287
8.50%                                        01/01/09 - 11/01/20              483,687            518,101
8.75%                                        08/01/08                          94,031             98,679
Federal National Mortgage Assoc.
3.30%                                        07/01/33                         341,711            341,532 (i)
3.37%                                        06/01/33                         257,074            262,108 (i)
3.78%                                        06/01/33                         420,759            422,905 (i)
4.06%                                        06/01/33                         223,340            223,270 (i)
4.12%                                        07/01/33                       1,053,257          1,054,902 (i)
4.15%                                        06/01/33                         708,573            709,901 (i)
4.29%                                        05/01/33                         955,614            958,003 (i)
4.61%                                        12/01/32                         304,589            310,930 (i)
6.00%                                        04/01/33 - 11/01/33              172,873            178,657
6.50%                                        05/01/17 - 05/01/33              873,556            921,636
7.00%                                        03/01/17 - 06/01/34            1,551,654          1,642,125
7.50%                                        06/01/11 - 5/01/34             4,474,581          4,787,280
8.00%                                        03/01/22 - 01/01/34              620,798            673,464
8.50%                                        02/01/18 - 10/01/33              991,249          1,085,253
9.00%                                        08/01/10 - 09/01/31            1,360,622          1,482,550
9.50%                                        09/01/21                         183,015            206,364
9.75%                                        02/01/21                         226,997            250,746
Government National Mortgage Assoc.
6.50%                                        09/15/16 - 04/15/34              843,443            893,300
7.00%                                        12/15/18 - 05/15/32              656,483            697,588
7.50%                                        02/15/09 - 01/15/25              836,426            887,211
8.00%                                        07/15/17                         149,389            162,990
9.00%                                        08/15/09 - 12/15/09              384,348            410,020
9.50%                                        12/15/09                          29,660             32,147

TOTAL AGENCY MORTGAGE BACKED
(COST $20,429,851)                                                                            20,355,626

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
- 19.8%
Federal Home Loan Mortgage Corp.
2.00%                                        07/15/06                               3                  3 (g)
3.71%                                        07/25/22                          92,120             92,033
5.00%                                        11/15/12                       1,522,790             78,043 (g)
6.50%                                        02/15/14                       1,613,842            208,791 (g)
8.00%                                        01/15/34                         599,985            615,405

Federal National Mortgage Assoc.
1.41%                                        07/25/44                       9,082,106            341,998 (g)
2.22%                                        06/25/43                      15,112,263            798,116 (g,i)
2.57%                                        12/25/42                       1,715,603          1,707,561
3.28%                                        10/25/42                         962,075            959,970
3.46%                                        06/25/43                       1,806,170          1,802,219
4.50%                                        07/25/33                       1,093,252          1,102,717
5.17%                                        02/25/44                       1,847,510          1,871,759
6.00%                                        08/25/28 - 01/25/34            4,259,455          4,415,133
14.63%                                       05/25/18                      33,771,499             88,766 (d,g,i)

TOTAL AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS
(COST $15,473,382)                                                                            14,082,514

ASSET BACKED - 13.5%
American Express Credit Account Master
Trust (Class A)
2.44%                                        02/15/08                         910,000            910,246 (i,p)
Centex Home Equity
2.67%                                        06/25/34                       1,654,435          1,652,304 (i,p)
Citibank Credit Card Issuance Trust
6.65%                                        05/15/08                       2,500,000          2,601,875
Ford Credit Floorplan Master Owner Trust
(Class A)
2.44%                                        07/15/09                       3,000,000          3,002,244 (i,p)
GMAC Mortgage Corp. Loan Trust (Class A)
2.50%                                        06/25/34                         250,000            250,097 (i,p)
Residential Asset Mortgage Products Inc.
2.53%                                        12/25/22                         252,041            252,044 (i,p)
Sears Credit Account Master Trust (Class A)
2.78%                                        11/17/09                         500,000            500,350 (i,p)
World Omni Auto Receivables Trust (Class B)
2.35%                                        09/15/09                         429,513            426,161

TOTAL ASSET BACKED
(COST $9,709,210)                                                                              9,595,321

CORPORATE NOTES - 0.8%
International Lease Finance Corp.
3.37%                                        07/15/05                         600,000            604,026 (i,p)
(COST $603,677)

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.3%
Crusade Global Trust (Class A)
2.70%                                        09/18/34                         470,022            470,983 (i,p)
Residential Accredit Loans Inc.
2.72%                                        03/25/34                         475,541            474,764 (i,p)

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS
(COST $945,563)                                                                                  945,747

TOTAL BONDS AND NOTES
(COST $72,869,873)                                                                            71,162,865


                                                                             NUMBER OF
                                                                               SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 29.2%

GEI Short Term Investment Fund                                             15,492,578        $15,492,578 (l,p)


                                                                             PRINCIPAL
                                                                              AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 7.4%
Barclays PLC.
2.28%                                        02/03/05                     $ 2,000,000       $  1,995,820
Deutsche Bank AG
2.32%                                        01/05/05                       3,290,000          3,289,152 (p)

TOTAL COMMERCIAL PAPER
(COST $5,284,972)                                                                              5,284,972

TOTAL SHORT-TERM INVESTMENTS
(COST $20,777,550)                                                                            20,777,550

TOTAL INVESTMENTS
(COST $93,647,423)                                                                            91,940,415

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET (29.2)%                                                                                  (20,771,577)


NET ASSETS - 100.0%                                                                        $  71,168,838
                                                                                           =============


GE TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004
(UNAUDITED)

                                                           PRINCIPAL
                                                             AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES - 96.9%

ALABAMA - 1.7%
Alabama State University (Series A) (MBIA
Insured)
4.90%                                          01/01/15   $ 595,000            $   642,558 (o)

ARIZONA - 3.0%
Maricopa County Stadium District (AMBAC
Insured)
5.25%                                          06/01/12     560,000                628,488 (o)
5.38%                                          06/01/16     500,000                557,645 (o)
                                                                                 1,186,133

ARKANSAS - 1.0%
Arkansas Housing Development Agency
8.38%                                          07/01/11     315,000                406,237 (m)

CALIFORNIA - 3.4%
City of San Diego
8.88%                                          02/01/11     215,000                254,031 (m)
Sacramento Municipal Utility District
6.80%                                          10/01/19      55,000                 66,927 (m)
9.00%                                          04/01/13     795,000              1,004,029 (m)
                                                                                 1,324,987

COLORADO - 1.3%
City of Colorado Springs CO
8.50%                                          11/15/11      90,000                110,837 (m)
Denver City & County CO
7.00%                                          08/01/10     350,000                398,552 (m)
                                                                                   509,389

CONNECTICUT - 5.1%
Connecticut State Health & Educational
Facilities Authority
7.00%                                          07/01/12     520,000                600,189 (m)
Connecticut State Health & Educational
Facilities Authority (Series H)
(MBIA Insured)
5.50%                                          07/01/12     250,000                265,580 (o)
New Haven (AMBAC Insured)
5.38%                                          12/01/12    1,000,000             1,135,450 (o)
                                                                                 2,001,219

FLORIDA - 5.7%
City of Gainesville
8.13%                                          10/01/14     175,000                211,530 (m)
Jacksonville FL (Series B) (MBIA Insured)
5.00%                                          10/01/09     500,000                549,635 (o)
Jacksonville Health Facilities Authority
11.50%                                         10/01/12     200,000                309,072 (m)
North Broward Hospital District
5.25%                                          01/15/12     740,000                803,381
State of Florida
10.00%                                         07/01/14     235,000                335,380 (m)
                                                                                 2,208,998

GEORGIA - 3.6%
Clarke County Hospital Authority (MBIA
Insured)
9.88%                                          01/01/06      45,000                 46,708 (m)(o)
Columbus Medical Center Hospital Authority
7.75%                                          07/01/10     245,000                281,936 (m)
Metropolitan Atlanta Rapid Transit Authority
7.00%                                          07/01/11     435,000                518,872 (m)
Private Colleges & Universities Authority
(Series A)
6.00%                                          06/01/11     500,000                561,040
                                                                                 1,408,556

HAWAII - 1.5%
State of Hawaii (FSA Insured)
5.75%                                          02/01/14     500,000                582,770 (o)

IDAHO - 1.9%
Idaho Falls ID
10.38%                                         04/01/13     640,000                748,013 (n)

ILLINOIS - 4.3%
Chicago Metropolitan Water Reclamation
District-Greater Chicago (Series D)
5.00%                                          12/01/10     500,000                552,775
Illinois Educational Facilities Authority
5.00%                                          11/01/08     450,000                476,235
State of Illinois (FSA Insured)
5.25%                                          10/01/11     575,000                646,766 (o)
                                                                                 1,675,776

INDIANA - 4.1%
Indiana Toll Road Commission
9.00%                                          01/01/15     580,000                799,165 (m)
Purdue University (Series P)
5.25%                                          07/01/11     200,000                223,578
Richland-Bean Blossom School Building Corp.
(FGIC Insured)
5.00%                                          07/15/11     500,000                555,520 (m)(o)
                                                                                 1,578,263

IOWA - 2.5%
Muscatine IA
9.70%                                          01/01/13     755,000                961,900 (m)

MAINE - 1.5%
University of Maine (FSA Insured)
5.38%                                          03/01/12     500,000                566,700 (o)

MARYLAND - 1.5%
County of Prince Georges (FSA Insured)
5.50%                                          05/15/12     500,000                573,770 (o)

MASSACHUSETTS - 2.4%
Commonwealth of Massachusetts
(Series A) (FSA
Insured)
5.25%                                          12/15/12     500,000                565,035 (o)
Massachusetts State Port Authority
13.00%                                         07/01/13     255,000                370,727 (m)
                                                                                   935,762

MICHIGAN - 5.4%
Michigan State Hospital Finance Authority
9.00%                                          05/01/08     610,000                682,602 (m)
University of Michigan
5.25%                                          12/01/12     545,000                606,373
Wayne County MI (Series A)
5.25%                                          10/01/12     750,000                822,975
                                                                                 2,111,950

MINNESOTA - 0.3%
Western Minnesota Municipal Power Agency
6.63%                                          01/01/16     100,000                121,128 (m)

MISSISSIPPI - 1.5%
State of Mississippi
5.50%                                          09/01/14     500,000                577,485

NEW JERSEY - 6.7%
Atlantic County Improvement Authority (MBIA
Insured)
7.40%                                          07/01/16     175,000                224,035 (m)(o)
Atlantic County Improvement
Authority (Series
A) (AMBAC Insured)
7.40%                                          03/01/12     325,000                387,673 (m)(o)
New Jersey State Housing & Mortgage Finance
Agency (Series F) (FSA Insured)
5.40%                                          11/01/16     515,000                553,182 (o)
New Jersey State Transit Corp.
(AMBAC Insured)
5.50%                                          09/15/11     500,000                566,430 (o)
New Jersey State Turnpike Authority (AMBAC
Insured)
6.50%                                          01/01/16     250,000                303,748 (m)(o)
New Jersey Transportation Trust Fund
Authority (Series C) (FSA Insured)
5.75%                                          12/15/12     500,000                577,825 (o)
                                                                                 2,612,893

NEW YORK - 7.2%
Erie County Water Authority
(Series A) (AMBAC
Insured)
6.00%                                          12/01/08     400,000                434,368 (m)(o)
New York State Dormitory Authority
5.20%                                          02/15/16     200,000                209,626
7.38%                                          07/01/16     685,000                846,502 (m)
7.50%                                          05/15/11     110,000                127,688
New York State Dormitory Authority
(Series B)
5.38%                                          07/01/18     500,000                553,555
7.50%                                          05/15/11     55,000                  66,615 (n)
New York State Thruway Authority
(Series A)
5.25%                                          03/15/10     500,000                556,090
                                                                                 2,794,444

NORTH CAROLINA - 2.7%
North Carolina Municipal Power
Agency No 1
Catawba
10.50%                                         01/01/10     430,000                517,879 (m)
University of North Carolina
5.00%                                          12/01/15     500,000                550,445
                                                                                 1,068,324

OHIO - 4.5%
County of Hamilton
7.00%                                          01/01/12     750,000                760,043
Ohio State Water Development Authority
(Series I) (AMBAC Insured)
7.00%                                          12/01/09     385,000                430,700 (m)(o)
Steubenville
5.75%                                          10/01/11     500,000                555,765
                                                                                 1,746,508

PENNSYLVANIA - 8.7%
Allegheny County Hospital Development
Authority
7.38%                                          07/01/12     455,000                534,234 (m)
City of Philadelphia (MBIA Insured)
6.25%                                          08/01/12     250,000                297,415 (o)
City of Philadelphia (Series B)
(MBIA Insured)
7.00%                                          05/15/20     415,000                518,098 (m)(o)
Commonwealth of Pennsylvania
5.25%                                          02/01/10     545,000                606,013
Delaware River Port Authority PA & NJ
6.50%                                          01/15/11     235,000                264,201 (m)
Philadelphia Hospitals & Higher Education
Facilities Authority
6.00%                                          06/01/23     165,000                167,364 (m)
Pittsburgh Urban Redevelopment Authority
(FGIC Insured)
7.25%                                          09/01/14     830,000              1,001,461 (m)(o)
                                                                                 3,388,786

PUERTO RICO - 1.4%
Puerto Rico Aqueduct & Sewer Authority
10.25%                                         07/01/09     460,000                550,758 (m)

RHODE ISLAND - 1.4%
Rhode Island Economic
Development Corp. (FSA
Insured)
5.00%                                          06/15/15     500,000                547,425 (o)

SOUTH CAROLINA - 4.1%
Berkeley County School District
5.25%                                          12/01/16     500,000                539,465
County of Richland (Series A)
4.25%                                          10/01/07     500,000                515,040
Grand Strand Water & Sewer Authority (FSA
Insured)
5.38%                                          06/01/13     500,000                560,900 (o)
                                                                                 1,615,405

TEXAS - 1.5%
City of Houston (Series B) (AMBAC Insured)
5.75%                                          12/01/14     500,000                583,395 (n)(o)

UTAH - 1.4%
Alpine School District
5.25%                                          03/15/17     500,000                552,435

VIRGINIA - 0.9%
Virginia Housing Development Authority
(Series D)
4.45%                                          07/01/11     320,000                342,646

WASHINGTON - 0.1%
Snohomish County Public Utility
District No 1
6.38%                                          01/01/05      20,000                 20,000 (m)

WISCONSIN - 4.6%
City of Milwaukee WI (Series W)
(FSA Insured)
5.25%                                          03/15/14     575,000                641,476 (o)
State of Wisconsin (Series A)
6.60%                                          07/01/11     525,000                616,208 (m)
Wisconsin State Health & Educational
Facilities Authority
5.50%                                          08/15/14     500,000                549,245
                                                                                 1,806,929

TOTAL INVESTMENTS IN SECURITIES
(COST $35,769,018)                                                              37,751,542


SHORT-TERM INVESTMENTS - 2.0%

GEI Short Term Investment Fund                              788,186                788,186 (l)
(COST $788,186)

TOTAL INVESTMENTS
(COST $36,557,204)                                                              38,539,728

OTHER ASSETS AND LIABILITIES, NET 1.1%                                             424,333

NET ASSETS - 100%                                                              $38,964,061
                                                                               ===========


GE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004

                                                                        PRINCIPAL AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 112.8%

U.S. TREASURIES - 15.0%
U.S. Treasury Bonds
5.38%                                             02/15/31                $  4,815,000            $  5,205,448 (j)
7.13%                                             02/15/23                   1,015,000               1,295,627 (h)
7.25%                                             05/15/16                   2,875,000               3,599,644 (h)
8.13%                                             08/15/19 - 08/15/21        4,585,000               6,306,560 (h)
U.S. Treasury Inflation Indexed Bonds
2.00%                                             01/15/14                   1,533,975               1,588,079 (h,q)
2.38%                                             01/15/25                     617,674                 659,849 (q)
3.88%                                             04/15/29                     441,195                 604,812 (q)
4.69%                                             04/15/10                   1,727,880               1,710,877 (d,q)
U.S. Treasury Notes
2.88%                                             11/30/06                   1,245,000               1,241,203 (j)
3.13%                                             05/15/07                   9,655,000               9,650,269 (j)
3.38%                                             09/15/09                     900,000                 891,765 (j)
4.00%                                             02/15/14                       1,000                     986
4.25%                                             11/15/13 - 11/15/14        2,645,000               2,652,189 (j)
5.00%                                             08/15/11                     885,000                 942,144
TOTAL U.S. TREASURIES
 (COST $35,794,380)                                                                                 36,349,452

FEDERAL AGENCIES - 7.7%
Federal Home Loan Bank
2.38%                                             02/15/06                   4,970,000               4,931,204 (h)
2.63%                                             10/16/06                   2,525,000               2,499,057
3.75%                                             08/18/09                     200,000                 199,595 (j)
Federal Home Loan Mortgage Corp.
3.00%                                             09/29/06                   2,540,000               2,521,954 (h)
3.63%                                             09/15/08                   2,825,000               2,821,880 (j)
4.50%                                             01/15/14                   1,495,000               1,493,799 (h)
4.63%                                             07/18/07                     745,000                 752,443 (h)
4.75%                                             12/08/10                   1,515,000               1,524,013 (h)
6.75%                                             03/15/31                   1,205,000               1,464,015 (h)
Federal National Mortgage Assoc.
6.00%                                             01/18/12                     480,000                 480,659 (h)

TOTAL FEDERAL AGENCIES
 (COST $18,509,572)                                                                                 18,688,619

AGENCY MORTGAGE BACKED - 30.9%
Federal Home Loan Mortgage Corp.
5.00%                                             04/01/13                     572,093                 581,996
6.00%                                             04/01/17 - 05/01/34        1,415,696               1,465,042
6.50%                                             01/01/27 - 11/01/34        1,286,971               1,348,783
7.00%                                             10/01/16 - 08/01/34          309,403                 327,246
7.50%                                             01/01/08 - 09/01/33          299,128                 317,846
8.00%                                             11/01/30                      67,016                  72,845
8.50%                                             04/01/30 - 05/01/30           99,507                 107,703
9.00%                                             12/01/16                      34,673                  38,495
9.50%                                             04/01/21                       3,310                   3,714 (h)
Federal National Mortgage Assoc.
4.50%                                             07/01/33                     402,003                 389,358
5.50%                                             03/01/14 - 08/01/33        1,288,963               1,324,809
6.00%                                             09/01/14 - 11/01/34        4,905,205               5,076,524
6.50%                                             06/01/17 - 01/01/35        7,337,738               7,697,172
7.00%                                             08/01/13 - 10/01/34        2,592,394               2,745,794
7.50%                                             12/01/09 - 03/01/34        1,137,296               1,216,104
8.00%                                             12/01/12 - 11/01/33          528,222                 569,854
8.50%                                             05/01/31                      19,041                  20,593
9.00%                                             06/01/09 - 12/01/22          409,509                 442,665
5.00%                                             TBA                       39,340,000              39,339,563 (c)
5.50%                                             TBA                        6,650,000               6,749,750 (c)
6.00%                                             TBA                        2,100,000               2,170,875 (c)
Government National Mortgage Assoc.
4.50%                                             08/15/33 - 09/15/34          772,721                 755,136
6.00%                                             04/15/33 - 04/15/34          459,888                 476,622
6.50%                                             04/15/19 - 08/15/34        1,039,706               1,094,677
7.00%                                             03/15/12 - 06/15/34          334,292                 354,807
7.50%                                             01/15/23 - 10/15/33          269,822                 290,935
8.00%                                             12/15/29 - 02/15/30            8,041                   8,677
9.00%                                             11/15/16 - 12/15/21          221,270                 246,434

TOTAL AGENCY MORTGAGE BACKED
 (COST $75,133,231)                                                                                 75,234,019

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 6.2%
Collateralized Mortgage Obligation Trust (Class
B)
4.17%                                             11/01/18                      15,229                  13,231 (d,f)
Federal Home Loan Mortgage Corp.
4.25%                                             10/15/18                   1,052,904                  98,545 (g,i)
4.50%                                             04/15/13 - 03/15/18        2,050,128                 236,522 (g)
4.50%                                             11/15/19                     300,000                 285,703
4.75%                                             12/15/30                   2,714,660                 235,836 (g,i)
5.00%                                             01/15/11 - 12/01/34        8,424,229               1,198,684 (g)
5.00%                                             02/15/34 - 11/15/34        2,220,000               2,131,333
5.50%                                             04/15/17 - 06/15/33        1,593,387                 300,741 (g)
5.68%                                             05/25/43                     798,646                  78,617 (g,i)
5.85%                                             10/15/33                     340,000                 263,445 (i)
6.25%                                             01/15/23                      13,455                  13,484
7.22%                                             12/15/33                     205,000                 172,180 (i)
7.50%                                             01/15/16                     123,108                 130,482
7.50%                                             07/15/27                       7,999                   1,180 (g)
7.75%                                             03/15/22                     127,403                 128,893
8.00%                                             04/15/20                       5,318                   5,356
10.45%                                            06/15/33                     773,446                 784,518 (i)
16.20%                                            09/25/43                   4,986,462                  49,085 (d,g,i)
Federal Home Loan Mortgage Corp. STRIPS
8.00%                                             02/01/23 - 07/01/24           31,294                   6,144 (g)
Federal Home Loan Mortgage STRIPS
5.00%                                             08/01/27                       7,199                   6,251 (d,f)
Federal National Mortgage Assoc.
1.17%                                             12/25/42                   1,334,223                  42,320 (g,i)
2.22%                                             06/25/43                   4,802,677                 253,641 (g,i)
4.00%                                             08/25/17 - 02/25/28        1,246,155               1,231,315
4.50%                                             12/25/19                     225,000                 212,525
4.58%                                             10/25/29                     949,181                  85,130 (g,i)
4.68%                                             12/25/30                   1,220,469                 105,265 (g,i)
4.75%                                             11/25/14                     249,999                  22,688 (g)
5.00%                                             02/25/11 - 02/25/32        1,266,774                 111,774 (g)
5.18%                                             09/25/42                   6,807,732                 618,883 (g,i)
5.23%                                             04/25/17 - 10/25/17        2,078,955                 206,206 (g,i)
5.28%                                             08/25/16                     705,495                  60,673 (g,i)
5.50%                                             01/25/27                     643,907                  79,885 (g)
5.68%                                             06/25/42                   1,059,185                 104,594 (g,i)
6.00%                                             12/25/34                     325,000                 346,227
7.50%                                             07/25/41                     134,087                 143,390
8.00%                                             07/25/14                     444,975                 466,913
9.37%                                             09/25/31                     608,335                 599,940 (i)
10.42%                                            05/25/17 - 12/25/17          714,378                 749,686 (i)
13.40%                                            03/25/17                      55,000                  60,946 (i)
14.77%                                            04/25/32                     186,108                 205,344 (i)
Federal National Mortgage Assoc. (Class S)
4.68%                                             02/25/31                     967,788                  88,613 (g,i)
Federal National Mortgage Assoc. REMIC
2.00%                                             06/25/43                   6,930,737                 361,698 (g,i)
4.50%                                             11/25/13 - 11/25/13        1,525,828                  90,264 (g)
5.00%                                             10/25/22                     369,125                  59,521 (g)
11.29%                                            03/25/31                     970,788               1,026,608 (i)
Federal National Mortgage Assoc. REMIC (Class B)
5.71%                                             12/25/22                      11,181                   9,031 (d,f)
Federal National Mortgage Assoc. REMIC (Class J)
1080.91%                                          03/25/22                          33                     499 (g)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%                                          05/25/22                          52                   1,594 (g)
Federal National Mortgage Assoc. STRIPS
7.50%                                             11/01/23 - 01/01/24          282,953                  55,824 (g)
8.00%                                             08/01/23 - 07/01/24           64,899                  12,827 (g)
8.50%                                             03/01/17 - 07/25/22           35,197                   6,449 (g)
9.00%                                             05/25/22                      11,152                   2,382 (g)
Government National Mortgage Assoc.
5.00%                                             02/16/34                     335,000                 319,657
Vendee Mortgage Trust
9.79%                                             05/15/33                   2,918,153                 103,047 (d,g,i)
Washington Mutual Inc.
2.74%                                             10/25/07                   1,000,000               1,000,000

TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
 (COST $16,832,436)                                                                                 14,985,589

ASSET BACKED - 16.3%
Accredited Mortgage Loan Trust (Class A)
2.72%                                             07/25/34                     895,761                 895,776 (i)
American Express Credit Account Master Trust
(Class A)
1.69%                                             01/15/09                     247,000                 241,625
2.44%                                             02/15/08                     760,000                 760,206 (i,p)
2.54%                                             04/15/08                     100,000                 100,099 (i,p)
2.52%                                             12/15/08                     500,000                 500,819 (i)
Bank One Issuance Trust
3.59%                                             05/17/10                     115,000                 115,092
3.76%                                             08/15/08                     366,000                 367,416
Bank One Issuance Trust (Class A)
2.51%                                             12/15/10                   1,000,000               1,002,560 (i)
Bear Stearns Asset Backed Securities Inc. (Class
A)
2.79%                                             01/25/34                     362,833                 363,014 (i)
BMW Vehicle Owner Trust (Class B)
2.93%                                             03/25/09                     251,000                 249,025
Capital Auto Receivables Asset Trust (Class A)
2.49%                                             04/17/06                     139,856                 139,889 (i)
Capital Auto Receivables Asset Trust (Class B)
3.92%                                             11/16/09                     354,000                 353,779
Capital One Master Trust (Class C)
6.70%                                             06/15/11                     378,000                 408,542 (b)
Capital One Prime Auto Receivables Trust (Class
A)
2.48%                                             09/17/07                     440,000                 440,209 (i)
CDC Mortgage Capital Trust (Class A)
2.75%                                             08/25/33                     273,715                 273,983 (i,p)
2.91%                                             03/25/33                      60,717                  60,932 (i,p)
Centex Home Equity
2.67%                                             06/25/34                     330,887                 330,461 (i)
Chase Credit Card Master Trust (Class A)
2.51%                                             07/15/10                   1,780,000               1,784,452 (i)
Chase Funding Mortgage Loan Asset-Backed
Certificates
2.67%                                             03/25/32                     157,870                 158,164 (i)
5.75%                                             05/25/32                      45,000                  44,394
Citibank Credit Card Issuance Trust
2.33%                                             02/07/08                   1,200,000               1,201,078 (i)
2.53%                                             12/17/07                     800,000                 800,154 (i)
2.74%                                             03/07/08                     613,000                 614,054 (i)
4.45%                                             04/07/10                     316,000                 319,606
6.65%                                             05/15/08                      80,000                  83,260
CNH Equipment Trust (Class A)
2.57%                                             12/15/10                   1,000,000               1,000,000 (b,i)
Countrywide Asset-Backed Certificates
2.52%                                             11/25/23                     713,034                 713,156 (i)
2.66%                                             07/25/31                      33,532                  33,543 (i,p)
2.72%                                             06/25/33                     157,005                 157,041 (i,p)
2.85%                                             05/25/33                      48,530                  48,618 (i,p)
Countrywide Asset-Backed Certificates (Class A)
2.70%                                             08/25/32                      97,549                  97,626 (i)
2.69%                                             10/25/33                     500,000                 500,781 (d,i)
2.82%                                             03/25/33                     797,042                 798,282 (i,p)
Daimler Chrysler Auto Trust (Class B)
2.85%                                             08/08/10                      97,000                  95,016
Discover Card Master Trust I (Class A)
2.58%                                             09/18/07                   1,000,000               1,000,369 (i,p)
2.58%                                             11/15/07                   1,500,000               1,501,015 (i)
Federal National Mortgage Assoc.
3.95%                                             12/26/31                     400,000                 401,866
First Franklin Mtg Loan Asset Backed Certificates
2.70%                                             01/25/35                     500,000                 500,000 (i)
Fleet Credit Card Master Trust II (Class A)
5.60%                                             12/15/08                     500,000                 515,745
Fleet Home Equity Loan Trust (Class A)
2.66%                                             01/20/33                     692,719                 692,384 (i)
Ford Credit Auto Owner Trust (Class B)
4.79%                                             11/15/06                     307,000                 309,501
Ford Credit Floorplan Master Owner Trust (Class
A)
2.44%                                             07/15/09                   5,000,000               5,003,740 (i,p)
GMAC Mortgage Corp. Loan Trust (Class A)
2.50%                                             06/25/34                     500,000                 500,194 (i,p)
Household Automotive Trust (Class A)
2.71%                                             07/17/09                     500,000                 501,532 (i)
2.75%                                             05/18/09                   4,000,000               4,015,812 (i)
MBNA Credit Card Master Note Trust (Class C)
4.05%                                             01/15/08                     165,000                 165,912
Merrill Lynch Home Equity Loan
2.60%                                             09/25/27                      36,352                  36,261 (i)
Mid-State Trust
7.54%                                             07/01/35                      28,909                  31,309
National City Credit Card Master Trust (Class A)
2.55%                                             08/15/07                   1,000,000               1,000,938 (i,p)
Peco Energy Transition Trust
6.52%                                             12/31/10                     250,000                 278,867
Residential Asset Mortgage Products Inc.
2.69%                                             12/25/33                   2,000,000               2,000,035 (i,p)
2.66%                                             03/25/34                     230,182                 230,186 (i)
Residential Asset Mortgage Products Inc. (Class
A)
2.70%                                             06/25/32                     274,265                 274,539 (i)
Residential Asset Securities Corp.
2.67%                                             07/25/32                     105,916                 105,736 (i)
Residential Asset Securities Corp. (Class A)
2.71%                                             06/25/33                     542,717                 543,539 (i)
2.79%                                             01/25/33                     431,383                 432,119 (i)
4.16%                                             07/25/30                     212,000                 212,869 (i)
Saxon Asset Securities Trust (Class A)
2.82%                                             12/25/32                     194,378                 194,654 (i)
Sears Credit Account Master Trust (Class A)
2.53%                                             08/18/09                   3,000,000               3,002,252 (i)
2.78%                                             11/17/09                     500,000                 500,350 (i,p)
Wachovia Asset Securitization Inc. (Class A)
2.64%                                             06/25/34                     443,442                 443,443 (i)
Wells Fargo Home Equity Trust
3.97%                                             09/25/24                     138,000                 137,365 (i)

TOTAL ASSET BACKED
 (COST $39,614,409)                                                                                 39,585,184

CORPORATE NOTES - 25.3%
Abbey National PLC.
7.95%                                             10/26/29                     325,000                 418,071
AIG SunAmerica Global Financing IX
5.10%                                             01/17/07                     300,000                 309,327 (b)
Alberta Energy Co. Ltd.
7.38%                                             11/01/31                     105,000                 126,449
Allstate Financial Global Funding
5.25%                                             02/01/07                     360,000                 371,639 (b)
Amerada Hess Corp.
7.30%                                             08/15/31                     260,000                 290,056
America Movil S.A. de C.V.
5.75%                                             01/15/15                     260,000                 259,659 (b)
American Electric Power Co. Inc. (Series D)
5.25%                                             06/01/15                     250,000                 250,620
American Greetings
6.10%                                             08/01/28                     115,000                 122,762
American Standard Inc.
7.38%                                             04/15/05                     315,000                 318,812
7.63%                                             02/15/10                     235,000                 268,670
Appalachian Power Co. (Series C)
2.89%                                             06/29/07                     230,000                 230,219 (i)
Appalachian Power Co. (Series E)
4.80%                                             06/15/05                     220,000                 221,861
Appalachian Power Co. (Series G)
3.60%                                             05/15/08                     165,000                 163,030
Assurant Inc.
6.75%                                             02/15/34                     215,000                 233,126
AT&T Wireless Services Inc.
7.35%                                             03/01/06                     185,000                 193,604
8.75%                                             03/01/31                     370,000                 498,823
AutoZone Inc.
4.75%                                             11/15/10                     215,000                 209,800
Banco Santander Chile
5.38%                                             12/09/14                     275,000                 279,601 (b)
Bank of America Corp.
2.45%                                             02/17/09                      70,000                  70,098 (i)
3.88%                                             01/15/08                     115,000                 115,647
7.40%                                             01/15/11                     245,000                 284,190
Bank One Corp.
6.50%                                             02/01/06                      15,000                  15,532
BB&T Corp.
4.75%                                             10/01/12                     110,000                 110,359
6.38%                                             06/30/05                     290,000                 295,061 (i)
BBVA Bancomer Capital Trust I
10.50%                                            02/16/11                     370,000                 397,750 (b)
BellSouth Corp.
6.00%                                             11/15/34                     325,000                 329,273
Belo Corp.
8.00%                                             11/01/08                     245,000                 275,988
Brandywine Operating Partnership Lp
4.50%                                             11/01/09                     550,000                 546,253
British Telecommunications PLC.
8.38%                                             12/15/10                     180,000                 215,668
Burlington Northern Santa Fe Corp.
8.13%                                             04/15/20                     360,000                 468,532
Campbell Soup Co.
5.50%                                             03/15/07                     225,000                 234,250
Carolina Power & Light Co.
6.13%                                             09/15/33                     250,000                 266,225
Cendant Corp.
6.25%                                             01/15/08                     335,000                 357,276
Charter One Bank Fsb
6.38%                                             05/15/12                     195,000                 214,525
Citigroup Inc.
5.85%                                             12/11/34                     475,000                 488,615
City National Corp.
5.13%                                             02/15/13                     195,000                 196,953
CNF Inc.
6.70%                                             05/01/34                     260,000                 278,355
Comcast Cable Communications
6.38%                                             01/30/06                     175,000                 180,756
ConAgra Foods Inc.
6.00%                                             09/15/06                     350,000                 364,523
Consolidated Natural Gas Co.
5.38%                                             11/01/06                     420,000                 432,491
Consumers Energy Co. (Series L)
5.00%                                             02/15/12                     230,000                 234,076 (b)
Countrywide Home Loans Inc.
5.63%                                             05/15/07                     190,000                 198,167
COX Communications Inc.
5.45%                                             12/15/14                     330,000                 329,987 (b)
CSX Transportation Inc.
9.75%                                             06/15/20                     113,000                 157,722
DaimlerChrysler NA Holding Corp.
2.96%                                             05/24/06                     325,000                 326,597 (i)
7.25%                                             01/18/06                     320,000                 333,001
Delhaize America Inc.
7.38%                                             04/15/06                     525,000                 551,238
Deutsche Telekom International Finance BV
5.25%                                             07/22/13                     325,000                 334,048
Dominion Resources Inc. (Series B)
4.13%                                             02/15/08                     535,000                 537,591
Dominion Resources Inc. (Series G)
3.66%                                             11/15/06                     535,000                 535,915
Duke Capital LLC
4.30%                                             05/18/06                     235,000                 237,836
4.33%                                             11/16/06                     410,000                 415,143
6.25%                                             02/15/13                     235,000                 254,099
Duke Energy Corp.
4.50%                                             04/01/10                     180,000                 182,125
Enterprise Products Operating LP
4.00%                                             10/15/07                     420,000                 418,975 (b)
EOP Operating LP (REIT)
7.75%                                             11/15/07                     455,000                 502,094
European Investment Bank
4.63%                                             03/01/07                      65,000                  66,876
FirstEnergy Corp. (Series B)
6.45%                                             11/15/11                     325,000                 353,103
Ford Motor Credit Co.
5.63%                                             10/01/08                     545,000                 555,774
5.80%                                             01/12/09                     300,000                 305,838
7.38%                                             02/01/11                     420,000                 452,400
FPL Group Capital Inc. (Series A)
4.09%                                             02/16/07                     300,000                 303,178
General Mills Inc.
3.88%                                             11/30/07                     295,000                 295,654
5.13%                                             02/15/07                     205,000                 211,439
General Motors Acceptance Corp.
3.19%                                             05/18/06                     945,000                 939,415 (i)
6.13%                                             09/15/06                     585,000                 599,720
6.75%                                             01/15/06                     290,000                 297,525
6.88%                                             09/15/11                     565,000                 577,270
General Motors Corp.
7.20%                                             01/15/11                     225,000                 230,523
8.38%                                             07/15/33                     215,000                 221,159
Georgia Power Co.
4.88%                                             07/15/07                     295,000                 303,516
Glencore Funding LLC
6.00%                                             04/15/14                     135,000                 130,610 (b)
Goldman Sachs Group Inc.
5.25%                                             10/15/13                     435,000                 445,165
6.60%                                             01/15/12                     365,000                 407,111
Goodrich Corp.
7.10%                                             11/15/27                     255,000                 279,509
Grupo Televisa S.A.
8.00%                                             09/13/11                     215,000                 249,400
GTECH Holdings Corp.
4.50%                                             12/01/09                     220,000                 219,985 (b)
HBOS Capital Funding LP
6.07%                                             06/30/49                     380,000                 407,268 (b,i)
HBOS PLC.
3.13%                                             01/12/07                     470,000                 466,536 (b)
HCA Inc.
5.50%                                             12/01/09                     155,000                 155,051
Hertz Corp.
3.40%                                             08/05/08                     200,000                 201,013 (i)
6.35%                                             06/15/10                     220,000                 226,541
Household Finance Corp.
3.38%                                             02/21/06                     135,000                 135,274
6.38%                                             11/27/12                     215,000                 237,222
6.50%                                             01/24/16 - 11/15/08          685,000                 726,591
HSBC Bank USA NA
3.88%                                             09/15/09                     430,000                 426,110
HSBC Capital Funding LP
4.61%                                             12/29/49                     595,000                 574,333 (b,i)
HSBC Capital Funding LP (Series 1)
9.55%                                             12/31/49                     355,000                 442,279 (b,i)
HSBC Finance Corp.
6.75%                                             05/15/11                     555,000                 622,883
Hudson United Bank
7.00%                                             05/15/12                     450,000                 504,043
Huntington National Bank
2.75%                                             10/16/06                     300,000                 296,427
Hydro Quebec
8.25%                                             04/15/26                      90,000                 124,141
International Lease Finance Corp.
3.37%                                             07/15/05                   1,000,000               1,006,710 (i,p)
iStar Financial Inc.
6.00%                                             12/15/10                     345,000                 364,030
iStar Financial Inc. (REIT)
3.72%                                             03/12/07                     375,000                 380,962 (i)
Jersey Central Power & Light
5.63%                                             05/01/16                     175,000                 182,541
John Hancock Funds
6.50%                                             03/01/11                     245,000                 271,333 (b)
Kerr-McGee Corp.
5.88%                                             09/15/06                     230,000                 238,607
6.95%                                             07/01/24                     185,000                 204,246
Keycorp
4.63%                                             05/16/05                     280,000                 281,907
KFW International Finance
4.75%                                             01/24/07                       5,000                   5,141
Kinder Morgan Energy Partners LP
5.13%                                             11/15/14                     255,000                 254,723
Kinder Morgan Inc.
6.50%                                             09/01/12                     230,000                 251,755
Kraft Foods Inc.
4.13%                                             11/12/09                     515,000                 512,013
Lockheed Martin Corp.
8.50%                                             12/01/29                     245,000                 334,630
Marsh & McLennan Cos. Inc.
5.38%                                             07/15/14                     430,000                 419,252
Masco Corp.
6.75%                                             03/15/06                     365,000                 379,830
Merck & Co. Inc.
5.25%                                             07/01/06                     220,000                 226,002
Metropolitan Life Global Funding I
4.75%                                             06/20/07                     305,000                 312,922 (b)
Midamerican Energy Holdings Co.
3.50%                                             05/15/08                     350,000                 342,603
Monumental Global Funding III (Series A)
5.20%                                             01/30/07                     125,000                 128,912 (b)
Morgan Stanley
4.00%                                             01/15/10                     320,000                 316,365
4.25%                                             05/15/10                      55,000                  54,900
Motorola Inc.
4.61%                                             11/16/07                     380,000                 387,500
National Rural Utilities Cooperative Finance
Corp.
6.00%                                             05/15/06                     120,000                 124,340
Nationwide Mutual Insurance Co.
7.88%                                             04/01/33                     110,000                 131,054 (b)
NB Capital Trust IV
8.25%                                             04/15/27                     220,000                 245,013
News America Inc.
6.20%                                             12/15/34                     260,000                 263,514 (b)
Noble Energy Inc.
8.00%                                             04/01/27                     270,000                 339,503
Nordic Investment Bank
2.75%                                             01/11/06                      20,000                  19,982
Norfolk Southern Corp.
7.05%                                             05/01/37                     400,000                 469,603
Norfolk Southern Railway Co.
9.75%                                             06/15/20                     157,000                 221,511
Northeast Utilities (Series B)
3.30%                                             06/01/08                     235,000                 229,608
Northrop Grumman Corp.
4.08%                                             11/16/06                     315,000                 318,183
Ocean Energy Inc.
4.38%                                             10/01/07                      95,000                  95,857
Ohio Power Co. (Series E)
6.60%                                             02/15/33                      95,000                 106,540
Pacific Gas & Electric Co.
2.72%                                             04/03/06                     110,000                 110,110 (i)
Pemex Finance Ltd.
9.03%                                             02/15/11                     260,000                 298,886
9.69%                                             08/15/09                     997,500               1,120,302
Pemex Project Funding Master Trust
7.38%                                             12/15/14                     235,000                 260,380
8.63%                                             02/01/22                     215,000                 249,400
Pepco Holdings Inc.
5.50%                                             08/15/07                     365,000                 378,640
Petrobras International Finance Co.
9.75%                                             07/06/11                     150,000                 181,125
Petro-Canada
5.35%                                             07/15/33                     200,000                 186,323
Petroleos Mexicanos
9.50%                                             09/15/27                     640,000                 800,000
Pioneer Natural Resources Co.
6.50%                                             01/15/08                     395,000                 422,900
Potomac Edison Co.
5.35%                                             11/15/14                     155,000                 156,206 (b)
Principal Life Global Funding I
5.25%                                             01/15/13                     235,000                 240,179 (b)
Procter & Gamble - ESOP (Series A)
9.36%                                             01/01/21                     205,000                 272,967
Prudential Financial Inc.
4.10%                                             11/15/06                     425,000                 429,655 (k)
PSI Energy Inc.
6.65%                                             06/15/06                     185,000                 192,688
Public Service Co. of New Mexico
4.40%                                             09/15/08                     370,000                 371,520
Puget Energy Inc.
3.36%                                             06/01/08                     225,000                 220,932
Quest Diagnostics
6.75%                                             07/12/06                     200,000                 209,177
Rabobank Capital Funding Trust
5.25%                                             12/29/49                     215,000                 213,831 (b,i)
Raytheon Co.
4.85%                                             01/15/11                     215,000                 220,197
6.40%                                             12/15/18                     260,000                 286,643
RBS Capital Trust I
5.51%                                             09/29/49                     320,000                 327,328 (i)
Reckson Operating Partnership LP
5.88%                                             08/15/14                      65,000                  67,423
Royal Bank of Scotland Group PLC.
7.65%                                             08/31/49                     110,000                 133,894 (i)
Royal Bank of Scotland Group PLC. ADR
9.12%                                             03/31/49                     265,000                 322,777
Safeco Corp.
4.20%                                             02/01/08                      90,000                  90,963
SBC Communications Inc.
5.10%                                             09/15/14                     280,000                 282,597
Shurgard Storage Centers Inc. (REIT)
5.88%                                             03/15/13                     160,000                 165,348
Simon Property Group LP (REIT)
4.88%                                             08/15/10                     365,000                 372,037 (b)
SLM Corp.
4.00%                                             01/15/09                     215,000                 215,018
Southern California Edison Co.
8.00%                                             02/15/07                     235,000                 255,865
Southwest Airlines Co.
5.25%                                             10/01/14                     110,000                 110,503
Sprint Capital Corp.
4.78%                                             08/17/06                     530,000                 540,158 (k)
6.13%                                             11/15/08                     330,000                 353,961
6.90%                                             05/01/19                     230,000                 256,803
7.63%                                             01/30/11                     265,000                 307,723
8.38%                                             03/15/12                     350,000                 426,657
8.75%                                             03/15/32                     285,000                 379,200
State of Illinois
4.95%                                             06/01/23                     320,000                 311,690
Telecom Italia Capital S.A. (Series B)
5.25%                                             11/15/13                     325,000                 328,696
Telefonos de Mexico S.A. de C.V.
4.50%                                             11/19/08                     230,000                 231,803
8.25%                                             01/26/06                     465,000                 488,390
TELUS Corp.
7.50%                                             06/01/07                     375,000                 407,519
The Walt Disney Co.
6.75%                                             03/30/06                     235,000                 244,989
Time Warner Inc.
6.88%                                             05/01/12                      75,000                  85,372
7.75%                                             06/15/05                     290,000                 295,460
9.13%                                             01/15/13                     325,000                 414,871
TuranAlem Finance BV
7.88%                                             06/02/10                     340,000                 340,000 (b)
TXU Electric Delivery Co.
6.38%                                             05/01/12                     315,000                 345,988
Tyco International Group S.A.
5.80%                                             08/01/06                     350,000                 362,614
6.75%                                             02/15/11                     370,000                 415,393
Tyson Foods Inc.
7.25%                                             10/01/06                   1,310,000               1,390,735
UBS Preferred Funding Trust I
8.62%                                             10/29/49                     215,000                 259,954 (i)
Union Pacific Corp.
6.65%                                             01/15/11                     235,000                 262,250
Unisys Corp.
8.13%                                             06/01/06                     110,000                 115,775
US Bank National Assoc.
2.85%                                             11/15/06                     400,000                 396,108
Valero Energy Corp.
6.88%                                             04/15/12                      90,000                 102,024
7.50%                                             04/15/32                      65,000                  78,252
Verizon
6.50%                                             09/15/11                     220,000                 241,627
Verizon Global Funding Corp.
7.75%                                             12/01/30 - 06/15/32          745,000                 925,818
Verizon Pennsylvania Inc. (Series A)
5.65%                                             11/15/11                     470,000                 494,576
Viacom Inc.
5.50%                                             05/15/33                     140,000                 136,551
Wachovia Corp.
5.25%                                             08/01/14                     345,000                 353,381
Washington Mutual Bank FA
5.13%                                             01/15/15                     215,000                 213,402
Washington Mutual Inc.
5.63%                                             01/15/07                      10,000                  10,407
WellPoint Inc.
4.25%                                             12/15/09                     240,000                 240,340 (b)
Wells Fargo & Co.
5.25%                                             12/01/07                     150,000                 156,693
Westar Energy Inc.
9.75%                                             05/01/07                     500,000                 559,604
Weyerhaeuser Co.
6.00%                                             08/01/06                     370,000                 385,337
6.13%                                             03/15/07                     176,000                 185,625
6.75%                                             03/15/12                     160,000                 180,481
Wisconsin Electric Power
3.50%                                             12/01/07                     265,000                 263,951
Wisconsin Energy Corp.
5.88%                                             04/01/06                     193,000                 199,123
Yara International ASA
5.25%                                             12/15/14                     220,000                 221,399 (b)

TOTAL CORPORATE NOTES
 (COST $61,151,189)                                                                                 61,942,051


NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -
10.4%
Bear Stearns Commercial Mortgage Securities
3.88%                                             08/13/39                     695,000                 689,403
4.68%                                             08/13/39                     632,000                 631,404
6.02%                                             02/14/31                     600,000                 643,219
Bear Stearns Commercial Mortgage Securities
(Class B)
6.20%                                             02/14/31                      36,000                  39,240
Bear Stearns Commercial Mortgage Securities
(Class C)
2.98%                                             01/14/16                     700,000                 702,440 (b,i)
CalSTRS Trust
4.13%                                             11/20/12                     598,000                 603,039 (b)
Citicorp Mortgage Securities Inc.
6.13%                                             08/25/32                      95,074                  94,871 (i)
Citicorp Mortgage Securities Inc. (Class B)
6.13%                                             08/25/32                     228,177                 227,722 (i)
Crusade Global Trust (Class A)
2.70%                                             09/18/34                     150,842                 151,150 (i)
CS First Boston Mortgage Securities Corp.
1.58%                                             03/15/35                   7,293,069                 422,048 (b,i)
6.13%                                             04/15/37                     310,000                 339,157
7.22%                                             01/15/37                   1,772,049                  43,729 (b,d,i)
DLJ Commercial Mortgage Corp.
6.24%                                             11/12/31                     900,000                 967,138
First Union-Lehman Brothers-Bank of America
6.56%                                             11/18/35                     250,000                 268,501
GMAC Commercial Mortgage Securities Inc.
4.21%                                             12/10/41                     560,000                 561,226 (i)
6.24%                                             12/10/41                  17,531,000                 306,792 (b,d,i)
GMAC Commercial Mortgage Securities Inc. (Class
A)
4.55%                                             12/10/41                     560,000                 561,473 (i)
4.92%                                             12/10/41                     560,000                 561,931 (i)
GMAC Commercial Mortgage Securities Inc. (Class
X)
4.03%                                             12/10/41                   8,358,000                 285,171 (d,i)
Granite Mortgages PLC.
1.81%                                             01/20/43                     760,870                 761,196 (i)
Homeside Mortgage Securities Trust (Class A)
2.27%                                             01/20/27                     279,605                 280,052 (i)
Impac CMB Trust (Class A)
2.80%                                             12/25/33                     860,315                 860,145 (i)
2.85%                                             11/25/32                     277,373                 277,874 (i)
Interstar Millennium Trust (Class A)
2.68%                                             03/14/36                      91,704                  91,739 (i,p)
JP Morgan Chase Commercial Mortgage Securities
Corp.
1.22%                                             01/12/39                   5,040,000                 252,865 (b,i)
6.47%                                             11/15/35                     298,000                 331,319
JP Morgan Chase Commercial Mortgage Securities
Corp. (Class A)
4.92%                                             10/15/37                     422,000                 427,475 (i)
LB-UBS Commercial Mortgage Trust
3.68%                                             07/15/37                  11,002,000                 220,040 (b,d,i)
3.96%                                             03/15/34                   1,305,000                  28,700 (b,d,i)
4.06%                                             09/15/27                     695,000                 694,930 (i)
4.20%                                             12/15/29                     298,000                 298,701
4.51%                                             12/15/29                     298,000                 298,492
4.53%                                             01/15/36                   2,141,780                 164,064 (b,d)
4.86%                                             12/15/39                     506,000                 506,135 (i)
6.23%                                             03/15/26                     229,000                 248,237
6.24%                                             04/15/37                   5,353,669                 108,746 (b,d,i)
7.74%                                             09/15/37                   4,737,518                  76,985 (b,d,i)
8.33%                                             03/15/36                   5,379,873                 146,265 (b,d,i)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                             12/15/30                     400,000                 437,998
6.65%                                             11/15/27                   2,251,000               2,520,420
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                             07/14/16                      66,000                  73,837 (b)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
2.57%                                             10/15/17                   2,100,000               2,104,685 (b,i,p)
Master Alternative Loans Trust
5.00%                                             08/25/18                     392,076                  45,028 (g)
6.50%                                             08/25/34 - 01/25/35        1,058,572               1,107,920
Morgan Stanley Capital I
7.11%                                             04/15/33                     707,000                 789,224
Morgan Stanley Capital I (Class A)
4.66%                                             09/13/45                     427,000                 424,725
4.97%                                             04/14/40                     481,000                 486,491
Morgan Stanley Capital I (Class D)
6.92%                                             07/15/30                     179,000                 199,897 (i)
Morgan Stanley Dean Witter Capital I
5.73%                                             04/15/34                   1,406,000                  30,352 (b,d,i)
6.52%                                             10/15/35                   2,374,000                  46,478 (b,d,i)
7.20%                                             10/15/33                      72,000                  81,559
Morgan Stanley Dean Witter Capital I (Class A)
5.98%                                             02/15/31                      80,974                  82,449
6.39%                                             10/15/35                     550,000                 610,410
6.54%                                             02/15/31                     125,000                 134,720
Morgan Stanley Dean Witter Capital I (Class X)
1.53%                                             02/01/31                     650,859                  31,789 (b,i)
Puma Finance Ltd. (Class A)
2.25%                                             10/11/34                     359,644                 359,827 (i)
2.71%                                             03/25/34                     659,240                 659,636 (i)
Structured Asset Securities Corp. (Class X)
2.02%                                             02/25/28                     281,117                  14,759 (i)
Thornburg Mortgage Securities Trust (Class A)
2.76%                                             04/25/43                     540,784                 541,587 (i,p)
Wachovia Bank Commercial Mortgage Trust
2.92%                                             03/15/15                     210,000                 210,867 (b,i,p)
3.30%                                             03/15/15                     130,000                 130,932 (b,i)

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS
 (COST $25,327,471)                                                                                 25,299,204

SOVEREIGN BONDS - 0.9%
Government of Bahamas
6.63%                                             05/15/33                     230,000                 261,709 (b)
Government of Finland
4.75%                                             03/06/07                     105,000                 108,346
Government of Russia
5.00%                                             03/31/30                     260,000                 267,800 (b,k)
Government of Mexico
6.75%                                             09/27/34                     340,000                 334,560
Ontario Electricity Financial Corp.
7.45%                                             03/31/13                      80,000                  97,222
Province of British Columbia
4.63%                                             10/03/06                      65,000                  66,578
Province of Manitoba Canada
4.25%                                             11/20/06                     320,000                 325,860
Province of New Brunswick
3.50%                                             10/23/07                     230,000                 230,279
Province of Ontario
3.50%                                             09/17/07                     330,000                 330,047
5.13%                                             07/17/12                      40,000                  42,137

TOTAL SOVEREIGN BONDS
 (COST $2,021,635)                                                                                   2,064,538

TOTAL BONDS AND NOTES
 (COST $274,384,323)                                                                               274,148,656

                                                                          NUMBER OF SHARES             VALUE
--------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.2%

Zurich Regcaps Funding Trust I                                                     440                $447,040 (b,i)
 (COST $454,300)

PURCHASED OPTIONS - 0.0%*

U S Treasury Notes 5 Yr. Futures                                               108,000                  21,937
 (COST $84,699)

TOTAL INVESTMENT IN SECURITIES
 (COST $274,923,322)                                                                               274,617,633

SHORT-TERM INVESTMENTS - 13.9%

GEI Short Term Investment Fund                                               1,798,032              33,685,424 (l,p)
 (COST $33,685,424)

TOTAL INVESTMENTS
 (COST $308,608,746)                                                                               308,303,057

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET (26.9)%                                                                                        (65,251,630)


NET ASSETS - 100%                                                                                 $243,051,427
                                                                                                  ============


OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The Fixed Income Fund had the following written option contracts open at December 31, 2004:

                                                                            EXPIRATION DATE/       NUMBER OF
CALL OPTIONS                                                                  STRIKE PRICE         CONTRACTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
U S Treasury Notes 5 Yr. Futures                                            Jan 05 / 109.50           108              $(45,563)
 (Written Option Premium $43,551)

                                                                            EXPIRATION DATE/       NUMBER OF
PUT OPTIONS                                                                   STRIKE PRICE         CONTRACTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
U S Treasury Notes 5 Yr. Futures                                            Jan 05 / 108.00           108              $(5,063)
 (Written Option Premium $40,176)


The Fixed Income Fund had the following long futures contracts open at December
31, 2004:
                                                                                                                      UNREALIZED
                            `                                                                   CURRENT NOTIONAL     APPRECIATION/
DESCRIPTION                                           EXPIRATION DATE     NUMBER OF CONTRACTS        VALUE          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                                    December 2005               30              $7,233,000          $(10,590)
Euro Dollar Futures                                    December 2007               30               7,176,750            (4,590)
U S Treasury Notes 5 Yr. Futures                        March 2005                130              14,239,063            74,122
                                                                                                                       $ 58,942
                                                                                                                       --------
The Fixed Income Fund had the following short futures contracts open at December
31, 2004:


                            `                                                                   CURRENT NOTIONAL      UNREALIZED
DESCRIPTION                                           EXPIRATION DATE     NUMBER OF CONTRACTS        VALUE           APPRECIATION/
------------------------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                                    December 2006               60               $(14,405,250)      $ 14,820
U S Treasury Notes 10 Yr. Futures                       March 2005                 45                 (5,037,188)         9,240
                                                                                                                       $ 24,060
                                                                                                                       --------

NOTES TO SCHEDULES OF INVESTMENTS   December 31, 2004


(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to $15,778,713; $232,175; $830,429, $3,882,806 and $1,251,774 or 6.49%, 0.45%,
     0.88%, 1.36% and 0.74% of the GE Fixed Income Fund, GE Global Equity Fund, GE International Equity Fund, GE Strategic Investment Fund and GE Government Securities Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h)  At December  31,  2004,  all or a portion of this  security  was pledged to
     cover  collateral  requirements  for  futures,   options,  forward  foreign
     currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at December 31, 2004.

(j)  All or a portion of the security out on loan.

(k)  Step coupon bond. Security becomes interest bearing at a future date.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(n) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(o) The security is insured by FSA, AMBAC, MBIA, and FGIC. The GE Tax-Exempt Fund had insurance concentrations of 5% or greater as of December 31, 2004 (as a percentage of net assets) as follows:

      FSA                  14.93%

      AMBAC                12.90%

      MBIA                  6.53%

(p) All or a portion of the security purchased with collateral from securities lending.

(q)  Treasury Inflated Securities.



**   Denominated in USD unless otherwise indicated.

*    Less than 0.01%.

The maturity date disclosed for fixed income securities represents the earlier of the first call date, the next interest reset date or the ultimate maturity date.




Abbreviations:

ADR          American Depositary Receipt
AMBAC        AMBAC Indemnity Corporation
EUR          Euro
FDR          Finish Depositary Receipt
FGIC         Financial Guaranty Insurance Corporation
FHA          Federal Housing Administration
FSA          Financial Security Assurance
GBP          British Pound
GDR          Global Depositary Receipt
G.O.         General Obligation
MBIA         Municipal Bond Investors Assurance Corporation
REGD.        Registered
REIT         Real Estate Investment Trust
REMIC        Real Estate Mortgage Investment Conduit
SPDR         Standard & Poors Depository Receipts
STRIPS       Separate Trading of Registered Interest and Principal of Security
USD          United States Dollar



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Funds

Date:  March 01, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Funds

Date:  March 01, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, GE Funds

Date:  March 01, 2005